[LOGO]

Dear Shareholder:

We are pleased to present the semi-annual financial report for Nations Institutional Reserves (the "Funds"). We hope you will take a moment to review this report. It contains important financial information regarding your investment for the six-month period ended October 31, 1998.

ECONOMIC REVIEW
In the past six months, the Federal Open Market Committee twice moved to lower the Federal funds rate, easing 25 basis points each time, thus dropping the Federal funds rate to 5.00%. This action was largely in response to the risks posed by the continuing global financial crisis on U.S. growth, exacerbated by the bailout of a major hedge fund.

LOOKING AHEAD
As we look forward, several thoughts come to mind that lead us to remain optimistic about the economy: 1) interest rates have dropped to thirty-year lows and the U.S. economy is very rate sensitive; 2) inflation remains in check; 3) the Federal Reserve Board has moved to lower the target on the Federal funds rate in an effort to fend off any "credit crunch"; and 4) Japan's government is attacking its banking crisis with an approach similar to that used in the U.S. savings and loan crisis in the 1980s.

While the risk for recession in 1999 is growing, we believe conditions in the U.S. will remain sound and that next year will be another year of positive economic activity. Consistent monetary policy, a solid fiscal condition, low inflation and high employment are important ingredients for our economic picture. As these economic and market conditions evolve, our portfolio managers will continue to manage the Funds strategically to seek to capture relative value along the yield curve.

SERVING YOUR SHORT-TERM INVESTMENT NEEDS
As a series of money market funds designed specifically for the needs of institutional investors, the Funds are managed daily to provide your organization with access to the major sectors of the money market conveniently and cost effectively.

We thank you for choosing Nations Funds to help pursue your short-term cash management needs.

Sincerely,



A. MAX WALKER                           ROBERT H. GORDON
PRESIDENT AND CHAIRMAN OF THE BOARD     PRESIDENT, NATIONSBANC ADVISORS, INC.

October 31, 1998

MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. INVESTMENTS IN MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

This report is submitted for the general information of Nations Institutional Reserves shareholders and must be preceded or accompanied by a current Nations Institutional Reserves prospectus.

Source for all statistical data: TradeStreet Investment Associates, Inc.

STATEMENT OF NET ASSETS                                               NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                               Maturity       Value
   (000s)        NATIONS CASH RESERVES                                           Date         (000s)
----------------------------------------------------------------------------------------------------
                 CERTIFICATES OF DEPOSIT - DOMESTIC - 3.5%
                 Bankers Trust:
$   35,000        5.670% . . . . . . . . . . . . . . . . . . . . . . . . . .    02/26/99    $ 34,995
    23,500        5.770% . . . . . . . . . . . . . . . . . . . . . . . . . .    04/28/99      23,486
    45,000        5.780% . . . . . . . . . . . . . . . . . . . . . . . . . .    04/28/99      44,989
    40,000        5.330%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++    39,988
                 Chase Manhattan Bank USA:
    50,000        5.000% . . . . . . . . . . . . . . . . . . . . . . . . . .    02/16/99      50,000
    20,000        5.685% . . . . . . . . . . . . . . . . . . . . . . . . . .    08/03/99      19,991
                 Morgan Guaranty Trust Company,
    36,000        5.550% . . . . . . . . . . . . . . . . . . . . . . . . . .    02/02/99      35,976
----------------------------------------------------------------------------------------------------
                   Total Certificates of Deposit - Domestic (Cost $249,425). . . . . . .     249,425
----------------------------------------------------------------------------------------------------

                 CERTIFICATES OF DEPOSIT - YANKEE - 6.0%
                 ABN-Amro Bank,
    25,000        5.750% . . . . . . . . . . . . . . . . . . . . . . . . . .    03/31/99      24,994
                 Bank Nationale de Paris,
    30,000        5.710% . . . . . . . . . . . . . . . . . . . . . . . . . .    02/25/99      30,000
                 Commerzbank,
    27,500        5.640% . . . . . . . . . . . . . . . . . . . . . . . . . .    03/02/99      27,485
                 Credit Agricole,
    40,000        5.750% . . . . . . . . . . . . . . . . . . . . . . . . . .    04/01/99      39,992
                 National Bank of Canada, (New York):
    20,000        5.940% . . . . . . . . . . . . . . . . . . . . . . . . . .    12/03/98      20,000
    30,000        5.640% . . . . . . . . . . . . . . . . . . . . . . . . . .    01/04/99      30,000
                 Society Generale, (New York):
    25,000        5.700% . . . . . . . . . . . . . . . . . . . . . . . . . .    02/26/99      24,997
    16,250        5.700% . . . . . . . . . . . . . . . . . . . . . . . . . .    03/23/99      16,247
    29,000        5.800% . . . . . . . . . . . . . . . . . . . . . . . . . .    03/31/99      28,995
    30,000        5.750% . . . . . . . . . . . . . . . . . . . . . . . . . .    04/16/99      29,986
    30,000        5.800% . . . . . . . . . . . . . . . . . . . . . . . . . .    04/28/99      29,986
   125,000        5.323%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++   124,903
----------------------------------------------------------------------------------------------------
                   Total Certificates of Deposit - Yankee (Cost $427,585) . . . . . . . .    427,585
----------------------------------------------------------------------------------------------------

                 COMMERCIAL PAPER - 44.5%
                 AON Corporation:
    15,581        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/12/98      15,555
    25,066        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/01/98      24,955
    34,296        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/07/98      34,118
    50,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/08/98      49,724
    21,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/22/98      20,844

                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                   NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                               Maturity       Value
   (000s)        NATIONS CASH RESERVES                                           Date         (000s)
----------------------------------------------------------------------------------------------------
                 Commercial Paper (continued)
                 Bankers Trust:
$   20,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/24/98   $  19,930
    53,564        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/15/99      52,922
    12,500        Discount note. . . . . . . . . . . . . . . . . . . . . . .    02/19/99      12,288
                 BT Alex Brown,
    30,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/21/99      29,624
                 Burmah Castrol Finance PLC,
    16,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/16/98      15,963
                 Chase Manhattan Corporation,
   125,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/29/99     123,399
                 Countrywide Home Loans:
    58,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/02/98      57,991
    50,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/18/98      49,872
    35,500        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/24/98      35,380
    50,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/25/98      49,824
    20,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/30/98      19,912
                 Edison Asset Securitization,
    45,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    04/23/99      43,919
                 Finova Capital Corporation:
     6,034        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/20/98       6,016
    27,500        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/05/99      27,232
    28,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/29/99      27,624
                 General Electric Capital Corporation,
   200,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/02/98     199,968
                 General Electric Company,
    92,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/31/98      91,213
                 General Motors Acceptance Corporation,
   300,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/02/98     299,952
                 Hitachi America Ltd.:
    30,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/02/98      29,868
    15,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/16/98      14,897
    21,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    02/24/99      20,661
     9,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    04/13/99       8,776
    12,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    05/11/99      11,653
    16,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    05/14/99      15,533
                 International Securitization Corporation:
    60,500        Discount note (a). . . . . . . . . . . . . . . . . . . . .    11/12/98      60,399
    76,146        Discount note (a). . . . . . . . . . . . . . . . . . . . .    12/10/98      75,715
    35,250        Discount note (a). . . . . . . . . . . . . . . . . . . . .    04/22/99      34,408
    55,050        Discount note (a). . . . . . . . . . . . . . . . . . . . .    04/29/99      53,704

                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                   NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                               Maturity       Value
   (000s)        NATIONS CASH RESERVES                                           Date         (000s)
----------------------------------------------------------------------------------------------------

                 COMMERCIAL PAPER (CONTINUED)
                 Lehman Brothers Holdings Inc.:
$   50,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/16/98   $  49,884
    60,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/21/98      59,538
                 Lexington Parker Capital Company,
    75,000        Floating rate (a). . . . . . . . . . . . . . . . . . . . .    04/27/99      75,000
                 Mitsubishi International Corporation:
    60,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/03/98      59,981
    45,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/12/98      44,920
    10,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/16/98       9,976
    17,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/23/98      16,941
    65,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/26/99      64,107
    50,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/27/99      49,305
                 National Bank of Canada:
    20,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/31/98      19,820
    72,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    02/24/99      70,818
                 PHH Corporation:
    50,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/18/98      49,866
    33,500        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/09/98      33,302
    90,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/20/99      88,888
    40,208        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/21/99      39,703
                 Safeco Credit Corporation:
    25,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    11/12/98      24,958
    30,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    11/19/98      29,917
    38,100        Discount note (a). . . . . . . . . . . . . . . . . . . . .    12/04/98      37,908
    10,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    12/09/98       9,944
    10,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    12/10/98       9,944
    58,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    12/14/98      57,631
     7,500        Discount note (a). . . . . . . . . . . . . . . . . . . . .    12/18/98       7,448
                 Safeco Corporation:
    20,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    11/12/98      19,966
    20,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    11/17/98      19,951
    12,000        Discount note (a)  . . . . . . . . . . . . . . . . . . . .    12/02/98      11,943
    90,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    12/08/98      89,514
    30,000        Discount note (a). . . . . . . . . . . . . . . . . . . . .    12/10/98      29,830
                 Sumitomo Corporation of America:
    10,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/19/98       9,972
     5,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    12/11/98       4,969
                 Tulip Funding Corporation:
    18,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/10/98      17,976
    32,263        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/16/98      32,189
    18,627        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/17/98      18,581
    25,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/04/99      24,760
    45,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/26/99      44,425
   100,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    01/28/99      98,680

                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                   NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                               Maturity       Value
   (000s)        NATIONS CASH RESERVES                                           Date         (000s)
----------------------------------------------------------------------------------------------------

                 COMMERCIAL PAPER (CONTINUED)
                 Variable Funding Capital,
$  187,000        Discount note. . . . . . . . . . . . . . . . . . . . . . .    11/02/98  $  186,970
----------------------------------------------------------------------------------------------------
                Total Commercial Paper (Cost $3,153,364) . . . . . . . . . .               3,153,364
----------------------------------------------------------------------------------------------------
                 BANK NOTE - 1.5% (COST $110,000)
                 First Union National Bank,
   110,000        5.480%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++   110,000
----------------------------------------------------------------------------------------------------

                 CORPORATE OBLIGATIONS - 20.0%
                 Bankers Trust Corporation:
    40,000        5.390%**+. . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++    39,997
    45,000        5.386%**+. . . . . . . . . . . . . . . . . . . . . . . . .    11/16/98++    45,000
                 Bear Stearns Company Inc.:
    10,000        5.690% . . . . . . . . . . . . . . . . . . . . . . . . . .    02/25/99       9,998
    48,000        5.800% . . . . . . . . . . . . . . . . . . . . . . . . . .    06/14/99      48,069
    50,000        5.190%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/30/98++    50,000
                 Credit Suisse First Boston Inc.,
    70,000        5.409%**+. . . . . . . . . . . . . . . . . . . . . . . . .    11/09/98++    69,930
                 Goldman Sachs Group:
    50,000        5.438%**+. . . . . . . . . . . . . . . . . . . . . . . . .    12/28/98++    50,000
   200,000        5.646%+ (Floating rate promisory note) . . . . . . . . . .    12/28/98++   200,000
                 Lehman Brothers Holdings:
    20,000        4.870%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/03/98++    20,000
    50,000        5.460%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++    50,000
    70,000        5.466%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/12/98++    70,000
    40,000        5.530%+. . . . . . . . . . . . . . . . . . . . . . . . . .    12/23/98++    40,000
    13,500        10.000%. . . . . . . . . . . . . . . . . . . . . . . . . .    05/15/99      13,781
                 Liberty Light US Capital:
    25,000        5.760%.. . . . . . . . . . . . . . . . . . . . . . . . . .    07/23/99      24,998
    50,000        5.390%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++    50,000
    50,000        5.390%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++    50,000
   125,000        5.389%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/16/98++   124,983
    25,000        5.430%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++    25,000
                 Merrill Lynch & Company:
    50,000        4.754%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/03/98++    50,000
    70,000        5.370%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++    70,000
    67,000        5.440%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++    67,000
    30,000        4.770%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/03/98++    30,000
                 Morgan Stanley Dean Witter,
    25,000        5.298%+. . . . . . . . . . . . . . . . . . . . . . . . . .    01/15/99++    24,999

                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                   NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                               Maturity       Value
   (000s)        NATIONS CASH RESERVES                                           Date         (000s)
----------------------------------------------------------------------------------------------------

                 CORPORATE OBLIGATIONS (CONTINUED)
                 Morgan (J.P.) Company,
$   20,000        5.750% . . . . . . . . . . . . . . . . . . . . . . . . . .    03/10/99    $ 20,000
                 PHH Corporation:
    25,000        5.346%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/10/98++    24,990
    50,000        5.476%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/16/98++    50,000
    40,000        5.465%+. . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/99++    39,997
                 Philip Morris Company:
    20,000        7.375% . . . . . . . . . . . . . . . . . . . . . . . . . .    02/15/99      20,084
    35,176        8.625% . . . . . . . . . . . . . . . . . . . . . . . . . .    03/01/99      35,489
----------------------------------------------------------------------------------------------------
                   Total Corporate Obligations (Cost $1,414,315) . . . . . .               1,414,315
----------------------------------------------------------------------------------------------------

                 GUARANTEED INVESTMENT CONTRACTS - 7.1%
                 Commonwealth Life Insurance,
    75,000        5.530%**+. . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++    75,000
                 First Allmerica Finance Life Insurances:
    50,000        5.780% . . . . . . . . . . . . . . . . . . . . . . . . . .    05/15/03++    50,000
    50,000        5.620% . . . . . . . . . . . . . . . . . . . . . . . . . .    09/22/03++    50,000
                 Jackson National Life Insurance Company:
    50,000        5.650%** . . . . . . . . . . . . . . . . . . . . . . . . .    01/01/50++    50,000
    50,000        5.410%** . . . . . . . . . . . . . . . . . . . . . . . . .    01/01/99++    50,000
                 New York Life Insurance Company,
   100,000        5.292%+**. . . . . . . . . . . . . . . . . . . . . . . . .    11/17/98++   100,000
                 Peoples Security Life Insurance Company,
    25,000        5.450%** . . . . . . . . . . . . . . . . . . . . . . . . .    01/01/50++    25,000
                 Travelers Insurance Company:
    50,000        5.368%** . . . . . . . . . . . . . . . . . . . . . . . . .    11/12/98++    50,000
    50,000        5.645%** . . . . . . . . . . . . . . . . . . . . . . . . .    01/04/99++    50,000
----------------------------------------------------------------------------------------------------
                   Total Guaranteed Investment Contracts (Cost $500,000) . .                 500,000
----------------------------------------------------------------------------------------------------

                 MUNICIPAL BOND - 0.6% (COST $40,000)
                 Virginia (State of), Housing Development Authority,
    40,000        5.100%+. . . . . . . . . . . . . . . . . . . . . . . . . .    01/01/46++    40,000
----------------------------------------------------------------------------------------------------

                 TIME DEPOSITS - EURO - 13.9%
                 Chase Manhattan,
   150,000        5.563% . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98     150,000
                 Deutsche Bank,
   350,000        5.688% . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98     350,000
                 First Union,
    82,000        5.250% . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98      82,000
                 Societe Generale,
    50,000        5.563% . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98      50,000

                          See Notes to Financial Statements.

STATEMENT OF NET ASSETS (CONTINUED)                                             NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                            Maturity     Value
     (000S)       NATIONS CASH RESERVES                                                       Date      (000S)
----------------------------------------------------------------------------------------------------------------
                  TIME DEPOSITS -- EURO -- (CONTINUED)
                  Westdeutsche,
  $    350,000     5.688%.................................................................  11/02/98   $ 350,000
----------------------------------------------------------------------------------------------------------------
                    Total Time Deposits -- Euro (Cost $982,000)...........................               982,000
----------------------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT -- 1.4% (Cost $100,000)
                  Agreement with Merrill Lynch
       100,00      5.720% dated 10/30/98 to be repurchased at $100,048 on 11/02/98, collateralized by $106,271, Discount Commercial Paper due 11/10/98 --
                   05/03/99 (value $105,055)                                                             100,000
----------------------------------------------------------------------------------------------------------------
     Shares
----------------------------------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS -- 1.5%
    56,347,559    Aim Liquid Asset Portfolio..............................................                56,348
    18,474,000    Aim Prime Fund..........................................................                18,474
    30,376,000    Dreyfus Cash Management Plus Fund.......................................                30,376
----------------------------------------------------------------------------------------------------------------
                    Total Money Market Funds (Cost $105,198)..............................               105,198
----------------------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS (Cost $7,081,887*)                                         100.0%  7,081,887
----------------------------------------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES (NET)......................................       0.0%#
                  Other assets............................................................                33,917
                  Dividends payable.......................................................               (30,530)
                  Investment advisory fee payable.........................................                  (980)
                  Shareholder servicing and distribution fees payable.....................                  (772)
                  Accrued Trustees' fees and expenses.....................................                  (151)
                  Custodian fees payable..................................................                   (36)
                  Administration fees payable.............................................                   (67)
                  Accrued expenses and other liabilities..................................                  (473)
----------------------------------------------------------------------------------------------------------------
                  TOTAL OTHER ASSETS AND LIABILITIES (NET)................................                   908
----------------------------------------------------------------------------------------------------------------
                  NET ASSETS..............................................................     100.0% $7,082,795
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                             NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)
                                                                                                         Value
                  NATIONS CASH RESERVES                                                                 (000S)
----------------------------------------------------------------------------------------------------------------
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                  Capital Class Shares:
                  ($3,808,855,000  DIVIDED BY 3,808,850,249 shares outstanding)......................  $    1.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                  Liquidity Class Shares:
                  ($1,300,321,000  DIVIDED BY 1,300,318,724 shares outstanding)......................  $    1.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                  Adviser Class Shares:
                  ($810,617,000 DIVIDED BY 810,616,096 shares outstanding)...........................  $    1.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                  Market Class Shares:
                  ($1,163,002,000  DIVIDED BY 1,163,000,010 shares outstanding)......................  $    1.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 *  Aggregate cost for Federal tax purposes.
**  Restricted security (Note 5).
 +  Floating rate note.The interest rate shown reflects the rate currently in effect.
++  Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.
 #  Amount represents less than 0.1%.
(a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
----------------------------------------------------------------------------------------------------------------
                  AT OCTOBER 31, 1998, NET ASSETS CONSIST OF:
                  Accumulated net realized gain on investments sold.................................. $       10
                  Paid-in capital....................................................................  7,082,785
----------------------------------------------------------------------------------------------------------------
                  NET ASSETS......................................................................... $7,082,795
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                                         NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                            Maturity     Value
     (000S)       NATIONS TREASURY RESERVES                                                   Date      (000S)
----------------------------------------------------------------------------------------------------------------
                  TIME DEPOSITS -- EURO -- 1.4% (Cost $30,152)
                  Bank of New York Cayman Island,
  $     30,152     4.750%.................................................................   11/02/98  $  30,152
----------------------------------------------------------------------------------------------------------------
                  U.S. TREASURY NOTES -- 19.5%
        45,000     5.875%#................................................................   01/31/99     45,043
        50,000     5.000%.................................................................   02/15/99     50,039
        15,000     5.500%#................................................................   02/28/99     14,999
        75,000     6.375%#................................................................   04/30/99     75,443
       100,000     6.250%.................................................................   05/31/99    100,926
        30,000     6.000%#................................................................   06/30/99     30,089
        65,000     5.875%#................................................................   07/31/99     65,382
        50,000     5.875%#................................................................   08/31/99     50,152
----------------------------------------------------------------------------------------------------------------
                  Total U.S. Treasury Notes (Cost $432,073)..........................................    432,073
----------------------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENTS -- 86.3%
       547,000    Agreement with ABN AMRO,
                   5.400% dated 10/30/98 to be repurchased at $547,246 on 11/02/98, collateralized by $532,525 U.S. Government Securities, 3.375% -- 8.875%
                   due 11/30/98 -- 04/15/28 (value $547,001).........................................    547,000
       105,000    Agreement with Bear Stearns,
                   5.600% dated 10/30/98 to be repurchased at $105,049 on 11/02/98, collateralized by $130,454 GNMA, 6.000% -- 8.000% due 06/15/03 --
                   10/15/28 (value $108,977).........................................................    105,000
       277,113    Agreement with CS First Boston,
                   Interest is payable monthly. The agreement is terminable by the fund daily. The final maturity of the agreement is 11/02/98, collateralized by $412,027 U.S. Treasury Strips Interest only, due 11/15/98 --
                   05/15/09 (value $286,837)##.......................................................    277,113
        90,000    Agreement with Deutsche Bank,
                   5.400% dated 10/30/98 to be repurchased at $90,041 on 11/02/98, collateralized by $53,910 U.S. Treasury Bond, 11.250% due 02/15/15
                   (value $90,000)...................................................................     90,000
        50,000    Agreement with Dresdner Kleinwort Benson,
                   4.900% dated 10/30/98 to be repurchased at $50,020 on 11/02/98, collateralized by $28,078 U.S. Treasury Bonds, 6.000% -- 11.875% due
                   11/15/03 -- 02/15/26; $12,000 U.S. Treasury Note, 5.875% due 08/31/99
                   (value $51,004)........................................................                50,000

                        SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                               NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (UNAUDITED)

Principal Amount                                                                                         Value
     (000s)       NATIONS TREASURY RESERVES                                                             (000s)
----------------------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENTS (CONTINUED)
  $     45,000    Agreement with Dresdner Kleinwort Benson,
                   5.580% dated 10/30/98 to be repurchased at $45,021
                   on 11/02/98, collateralized by $55,031 GNMA,
                   6.500% -- 7.000% due 12/20/24 -- 07/15/28
                   (value $45,901)................................................................... $   45,000
       105,000    Agreement with First Union Capital,
                   5.420% dated 10/30/98 to be repurchased at $105,047
                   on 11/02/98, collateralized by $17,642 U.S. Treasury Bills, due 01/14/99 -- 07/22/99; $1,302 U.S. Treasury Bond,
                   6.500%, due 11/15/26; $79,688 U.S. Treasury Notes,
                   5.875% -- 7.750% due 05/15/99 -- 10/15/06 (value $105,095)........................    105,000
       100,000    Agreement with Goldman Sachs & Company,
                   5.210% dated 10/30/98 to be repurchased at $100,043
                   on 11/02/98, collateralized by $760,309 GNMA,
                   5.500% -- 14.000% due 11/15/98 -- 10/20/28
                   (value $100,000)..................................................................    100,000
       105,000    Agreement with HSBC Securities,
                   5.420% dated 10/30/98 to be repurchased at $105,047
                   on 11/02/98, collateralized by $73,555 U.S. Treasury Bond,
                   8.875% due 02/15/19 (value $107,106)..............................................    105,000
       110,000    Agreement with J.P. Morgan & Company,
                   4.830% dated 10/30/98 to be repurchased at $110,207
                   on 11/03/98, collateralized by $461,635 GNMA,
                   8.500% -- 9.000% due 03/15/16 -- 01/15/28
                   (value $110,295)..................................................................    110,000
       170,000    Agreement with Lehman Brothers Holdings Inc.,
                   5.500% dated 10/30/98 to be repurchased at $170,078
                   on 11/02/98, collateralized by $168,417 U.S. Treasury
                   Notes, 5.125% -- 6.375% due 05/15/00 -- 08/31/00
                   (value $173,367)..................................................................    170,000
       105,000    Agreement with Morgan Stanley Dean Witter,
                   5.560% dated 10/30/98 to be repurchased at $105,049
                   on 11/02/98, collateralized by $166,087 GNMA,
                   5.500% -- 7.000% due 07/20/23 -- 04/20/28
                   (value 105,739)...................................................................    105,000
       105,000    Agreement with West Deutlandesbank,
                   5.600% dated 10/30/98 to be repurchased at $105,049
                   on 11/02/98, collateralized by $189,990 GNMA,
                   6.875% -- 8.500% due 10/15/17 -- 06/20/24
                   (value $105,000)..................................................................    105,000
----------------------------------------------------------------------------------------------------------------
                    Total Repurchase Agreements (Cost $1,914,113).................................... $1,914,113
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                               NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)
                                                                                                         Value
     SHARES       NATIONS TREASURY RESERVES                                                             (000S)
----------------------------------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS -- 3.2%
    49,531,000    AIM Treasury Fund.................................................................. $   49,531
    22,050,000    Dreyfus Treasury Cash Management Fund..............................................     22,050
----------------------------------------------------------------------------------------------------------------
                  Total Money Market Funds (Cost $71,581)............................................     71,581
                  TOTAL INVESTMENTS (COST $2,447,919*) ....................................... 110.4%  2,447,919
----------------------------------------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES (NET) ........................................ (10.4)%
                  Other assets.......................................................................     11,109
                  Receivable for investments matured.................................................     45,000
                  Payable for reverse repurchase agreement...........................................   (277,113)
                  Dividends payable..................................................................     (8,004)
                  Shareholder servicing and distribution fees payable................................       (487)
                  Investment advisory fee payable....................................................       (373)
                  Accrued Trustees' fees and expenses................................................        (55)
                  Custodian fees payable.............................................................        (13)
                  Administration fee payable.........................................................        (21)
                  Accrued expenses and other liabilities.............................................        (99)
----------------------------------------------------------------------------------------------------------------
                  TOTAL OTHER ASSETS AND LIABILITIES (NET)...........................................   (230,056)
----------------------------------------------------------------------------------------------------------------
                  NET ASSETS ................................................................. 100.0% $2,217,863
----------------------------------------------------------------------------------------------------------------
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                  Capital Class Shares:
                  ($466,959,000  DIVIDED BY 466,882,129 shares outstanding).......................... $     1.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                  Liquidity Class Shares:
                  ($294,293,000  DIVIDED BY 294,310,720 shares outstanding).......................... $     1.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                  Adviser Class Shares:
                  ($345,679,000  DIVIDED BY 345,699,380 shares outstanding).......................... $     1.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                  Market Class Shares:
                  ($1,110,932,000  DIVIDED BY 1,111,000,010 shares outstanding)...................... $     1.00
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
        * Aggregate cost for Federal tax purposes.
        # Denotes securities subject to repurchase under reverse repurchase agreements as of October 31, 1998.
       ## Security segregated as collateral for reverse repurchase agreement.
----------------------------------------------------------------------------------------------------------------
                  AT OCTOBER 31, 1998, NET ASSETS CONSIST OF:
                  Accumulated net realized loss on investments sold..................................  $     (30)
                  Paid-in capital....................................................................  2,217,893
----------------------------------------------------------------------------------------------------------------
                  NET ASSETS......................................................................... $2,217,863
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS                                                          NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                          Maturity      Value
     (000S)       NATIONS GOVERNMENT RESERVES                                               Date       (000S)
---------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.8%
                  FEDERAL FARM CREDIT BANK (FFCB) -- 2.6%
  $      6,000     5.700%..............................................................    11/03/98   $   6,000
        11,000     5.650%..............................................................    01/04/99      11,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         17,000
---------------------------------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN BANK (FHLB) -- 20.7%
         8,000     Discount note.......................................................    11/13/98       7,987
         7,000     Discount note.......................................................    12/11/98       6,959
         8,000     Discount note.......................................................    01/04/99       7,928
         7,151     Discount note.......................................................    02/11/99       7,044
         6,000     Discount note.......................................................    02/12/99       5,915
         6,901     Discount note.......................................................    04/14/99       6,756
        20,000     4.620%+.............................................................    11/04/98++    19,999
         6,000     5.415%..............................................................    02/10/99       5,999
        15,000     5.570%..............................................................    03/09/99      14,999
         9,000     5.650%..............................................................    04/09/99       8,999
         4,000     5.705%..............................................................    05/05/99       4,013
        13,000     4.574%+.............................................................    11/04/98++    12,998
        12,000     5.510%..............................................................    07/06/99      11,992
        12,000     5.240%+.............................................................    11/02/98++    12,000
---------------------------------------------------------------------------------------------------------------
                                                                                                        133,588
---------------------------------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) NOTES -- 13.6%
         4,000     Discount note.......................................................    11/06/98       3,997
         5,034     Discount note.......................................................    11/12/98       5,026
         6,000     Discount note.......................................................    12/10/98       5,968
         8,000     Discount note.......................................................    01/07/99       7,923
         8,000     Discount note.......................................................    01/08/99       7,921
         8,905     Discount note.......................................................    01/15/99       8,809
         8,000     Discount note.......................................................    01/22/99       7,905
         8,000     Discount note.......................................................    01/26/99       7,904
         6,703     Discount note.......................................................    02/05/99       6,610
         7,000     Discount note.......................................................    02/16/99       6,903
         5,000     Discount note.......................................................    02/17/99       4,929
         8,000     Discount note.......................................................    02/19/99       7,884
         3,293     Discount note.......................................................    03/12/99       3,232
         3,108     Discount note.......................................................    03/29/99       3,048
---------------------------------------------------------------------------------------------------------------
                                                                                                         88,059
---------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                              NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                          Maturity      Value
     (000s)       NATIONS GOVERNMENT RESERVES                                               Date        (000s)
---------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY OBLIGATION (CONTINUED)
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.5%
  $      8,000     Discount note.......................................................    02/18/99   $   7,885
         5,000     5.660%..............................................................    11/20/98       5,000
         8,000     4.441%+.............................................................    11/03/98++     7,998
         8,000     5.630%..............................................................    05/05/99       7,998
---------------------------------------------------------------------------------------------------------------
                                                                                                         28,881
---------------------------------------------------------------------------------------------------------------
                  STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 5.4%
        17,000     5.400%..............................................................    02/10/99      16,993
        12,000     5.190%+.............................................................    11/02/98++    11,992
         6,000     5.510%..............................................................    09/16/99       6,000
---------------------------------------------------------------------------------------------------------------
                                                                                                         34,985
---------------------------------------------------------------------------------------------------------------
                    Total U.S. Government Agency Obligations (Cost $302,513)...........                 302,513
---------------------------------------------------------------------------------------------------------------
                  TIME DEPOSITS -- EURO -- 2.8% (Cost $17,847)
                  Bank of New York Cayman Island,
        17,847     4.750%..............................................................    11/02/98      17,847
---------------------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENTS -- 49.1%
       157,000    Agreement with ABN-AMRO,
                   5.625% dated 10/30/98 to be repurchased at $157,074 on 11/02/98, collateralized by $156,092 U.S. Government Agency Securities, 5.107% -- 6.850% due 12/24/98 --
                   03/04/08 (value $157,000)........................................................    157,000
       140,000    Agreement with First Union Capital Markets,
                   5.620% dated 10/30/98 to be repurchased at $140,066 on 11/02/98, collateralized by $136,134 U.S. Government Agency Securities, 4.915%
                   -- 10.000% due 11/23/98 -- 07/15/45 (value $140,000)................                 140,000
        20,000    Agreement with Goldman Sachs,
                   5.210% dated 10/30/98 to be repurchased at $20,009 on 11/02/98, collateralized by $41,715,000 GNMA, 6.000% -- 9.000% due 10/15/07 --
                   10/15/28 (value $20,000)............................................                  20,000
---------------------------------------------------------------------------------------------------------------
                    Total Repurchase Agreements (Cost $317,000)........................                 317,000
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)
                                                                                                      Value
     SHARES       NATIONS GOVERNMENT RESERVES                                                        (000s)
-------------------------------------------------------------------------------------------------------------
                  MONEY MARKET FUND -- 1.4% (Cost $9,105)
     9,105,000    Dreyfus Treasury Cash Management Fund...........................................  $   9,105
-------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS (Cost $646,465*) .................................... 100.1%    646,465
-------------------------------------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES (NET) ...................................... (0.1)%
                  Other assets....................................................................      2,204
                  Dividends payable...............................................................     (2,600)
                  Shareholder servicing and distribution fees payable.............................       (152)
                  Investment advisory fee payable.................................................        (94)
                  Accrued Trustees' fees and expenses.............................................        (22)
                  Administration fee payable......................................................         (6)
                  Accrued expenses and other liabilities..........................................         (8)
-------------------------------------------------------------------------------------------------------------
                    TOTAL OTHER ASSETS AND LIABILITIES (NET)......................................       (678)
-------------------------------------------------------------------------------------------------------------
                  NET ASSETS .............................................................. 100.0%  $ 645,787
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                  Capital Class Shares:
                  ($160,300,000 DIVIDED BY 160,300,511 shares outstanding)........................  $    1.00
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                  Liquidity Class Shares:
                  ($42,718,000 DIVIDED BY 42,718,892 shares outstanding)..........................  $    1.00
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                  Adviser Class Shares:
                  ($115,769,000 DIVIDED BY 115,769,079 shares outstanding)........................  $    1.00
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                  Market Class Shares:
                  ($327,000,000 DIVIDED BY 327,000,010 shares outstanding)........................  $    1.00
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 * Aggregate cost for Federal tax purposes.
 + Floating rate note. The interest rate shown reflects the rate currently in effect.
++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.
-------------------------------------------------------------------------------------------------------------
                  AT OCTOBER 31, 1998 NET ASSETS CONSIST OF:
                  Accumulated net realized loss on investments sold...............................  $      (1)
                  Paid-in capital.................................................................    645,788
-------------------------------------------------------------------------------------------------------------
                  NET ASSETS......................................................................  $ 645,787
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                                      Value
     (000s)       NATIONS MUNICIPAL RESERVES                                                         (000s)
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES -- 99.3%
                  ALABAMA -- 3.5%
                  Alabama (State of), Housing Finance Authority Revenue,
                   (Multi-Family Housing-SKI III A), (Credit Suisse First Boston),
  $      6,100     3.100% due 03/01/15++..........................................................  $   6,100
                  Arab, Alabama, Industrial Development Board, IDR,
                   (Syncro Corporation Project), AMT,
                   (SouthTrust Bank of Alabama LOC),
           680     3.350% due 06/01/02++ (a)......................................................        680
                  Foley, Alabama, Industrial Development Board, IDR,
                   (Vulcan Inc. Project),
                   (AmSouth Bank of Alabama LOC),
         1,600     3.250% due 12/01/00++ (a)......................................................      1,600
                  North, Alabama, Environmental Improvement Authority, PCR,
                   (Reynolds Metals Company), (Bank of Nova Scotia LOC),
         1,000     3.650% due 12/01/00+...........................................................      1,000
                  Phoenix (County of), Alabama, Industrial Development Board:
                   (Georgia Kraft Project), (Deutsche Bank A.G. LOC),
         1,350     3.700% due 12/01/15+...........................................................      1,350
                   (Mead Coated Board Project), (Toronto Dominion Bank LOC),
         2,470     3.750% due 06/01/28+...........................................................      2,470
-------------------------------------------------------------------------------------------------------------
                                                                                                       13,200
-------------------------------------------------------------------------------------------------------------
                  ARIZONA -- 3.6%
                  Apache (County of), Arizona, Industrial Development Authority,
                   (Tucson Electric Power Company), (Toronto Dominion Bank LOC),
         7,700     3.150% due 12/15/18++..........................................................      7,700
                  Arizona (State of), Educational Loan Marketing Corporation,
                   Educational Loan Revenue, Refunding Series A,
                   (Guaranteed Student Loans),
         3,250     6.550% due 03/01/99............................................................      3,279
                  Maricopa (County of), Arizona, Corporate PCR, Refunding,
                   (Arizona Public Service Company) Series A,(Morgan Guaranty LOC)
         1,300     3.700% due 05/01/29+...........................................................      1,300
                  Pinal (County of), Arizona, Industrial Development Authority,
                   PCR, (Magma Copper Company Project),
                   (Banque Nationale de Paris LOC),
         1,000     3.100% due 12/01/11++..........................................................      1,000
-------------------------------------------------------------------------------------------------------------
                                                                                                       13,279
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)
                                                                                                     Value
     SHARES       NATIONS MUNICIPAL RESERVES                                                         (000s)
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  CALIFORNIA -- 1.5%
                  California (State of), Higher Education Loan Authority, Student
                   Loan Revenue, Refunding, Sr Lien Series A-1, (Sallie Mae LOC),
  $      2,500     3.650% due 07/01/99+...........................................................  $   2,500
                  Los Angeles, California, Regional Airports Improvement, Corporate
                   Lease Revenue, Sublease LA Int'l-LAX2, (Societe Generale LOC),
           400     3.650% due 12/01/25+...........................................................        400
                  Regional Airports Improvement Corporation, Los Angeles, California,
                   (Los Angeles International Airport), (Societe Generale LOC),
         1,500     3.750% due 12/01/25+...........................................................      1,500
                  San Diego, California, IDR, (Kaiser Aerospace and Electric Project),
                   Series A, AMT, (ABN-AMRO Bank LOC),
         1,200     2.900% due 10/01/07++..........................................................      1,200
-------------------------------------------------------------------------------------------------------------
                                                                                                        5,600
-------------------------------------------------------------------------------------------------------------
                  COLORADO -- 6.1%
                  Colorado (State of), Health Facilities Authority Revenue,
                   (Goodwill Industries), (Bank One of Denver LOC),
         1,485     3.150% due 12/01/04++ (a)......................................................      1,485
                  Colorado (State of), Post Secondary Educational Authority, Economic
                   Development Revenue, (U.S. Swimming), (Banc One of Denver LOC),
         3,070     3.150% due 06/01/11++ (a)......................................................      3,070
                  Colorado (State of), Student Obligation Authority, Student Loan
                   Revenue, (Student Loan Marketing Association LOC): Series C,
         3,600     3.050% due 08/01/00++..........................................................      3,600
                  AMT, Series B
         2,000     3.150% due 07/01/20++..........................................................      2,000
                  Denver, Colorado, City & County Multi-Family Housing Revenue,
                   (Merrill Lynch guarantee and liquidity)
         4,985     3.350% due 10/15/08++..........................................................      4,985
                  Larimer (County of), Colorado, IDR, (Ultimate Support System Project),
                   Series A, (Bank One of Denver LOC),
         1,035     3.150% due 06/01/10++ (a)......................................................      1,035
                  Moffat (County of), Colorado, PCR, (National Rural Utility Cooperation),
                   (Societe Generale liquidity), (AMBAC insured)
         3,000     3.200% due 07/01/10++ (a)......................................................      3,000
                  Pitkin (County of) Colorado, IDR,
                   (Aspen Skiing Co., Project) Series A,
                   (First National Bank of Chicago LOC),
         3,500     3.700% due 04/01/16+ (a).......................................................      3,500
-------------------------------------------------------------------------------------------------------------
                                                                                                       22,675
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                                     Value
     (000s)      NATIONS MUNICIPAL RESERVES                                                          (000s)
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  FLORIDA -- 5.2%
                  Brevard (County of), Florida, Multi-family Housing Authority Revenue,
                   (Malabar Lakes & Park Village), Series A,
                   (U.S. Bank, Minneapolis LOC),
  $      2,775     3.200% due 12/01/10++..........................................................  $   2,775
                  Florida Housing Finance Agency, (FLTF -- Multi-family- Lake-RMK),
                   (SouthTrust Bank of Alabama LOC),
         1,700     3.250% due 06/01/07++..........................................................      1,700
                  Fort Walton Beach, Florida, IDR, (Burton Golf Inc. Project), AMT,
                   (Columbus Bank & Trust Company LOC),
         1,845     3.400% due 10/01/11++..........................................................      1,845
                  Indian River (County of), Florida, Hospital District Revenue,
                   (Kredietbank N.V. LOC),
         7,000     3.200% due 10/01/15++..........................................................      7,000
                  Orange (County of), Florida, Health Facilities Authority Revenue,
                   (Mayflower Retirement Community Project),
                   (Rabobank Nederland LOC),
           800     3.100% due 03/01/18++..........................................................        800
                  Palm Beach, (County of), Florida, Revenue,
                   (Norton Gallery Inc. Project), (Northern Trust LOC),
         5,500     3.050% due 05/01/25++..........................................................      5,500
-------------------------------------------------------------------------------------------------------------
                                                                                                       19,620
-------------------------------------------------------------------------------------------------------------
                  GEORGIA -- 10.0%
                  Burke (County of), Georgia, Development Authority, PCR,
                   (Georgia Power Company Vogtle):
                   2nd Series,
         3,000     3.700% due 04/01/25+...........................................................      3,000
                  3rd Series,
        2,2700     3.700% due 09/01/25+...........................................................      2,200
                  Clayton (County of), Georgia, Multi-family Housing Revenue,
                   (FSA insured) (Barclays Bank PLC, liquidity):
                   Refunding, (Chateau Forest Apartments) Series E,
         1,140     3.150% due 01/01/21++..........................................................      1,140
                   (Ten Oaks Apartments) Series F,
         3,945     3.150% due 01/01/21++..........................................................      3,945
                  Cobb (County of), Georgia, Development Authority Revenue,
                   Refunding, (Highlands Park Associates Project), (Suntrust Bank LOC),
         2,000     3.150% due 08/01/08++..........................................................      2,000
                  Cobb (County of), Georgia, Residential Care Facilities for the Elderly
                   Authority Revenue, Refunding, (Presbyterian VLG Austell),
                   (Suntrust Bank LOC),
         1,900     3.150% due 08/01/15++..........................................................      1,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                                     Value
     (000s)       NATIONS MUNICIPAL RESERVES                                                         (000s)
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  GEORGIA (CONTINUED)
                  Columbia (County of), Georgia, Elderly Authority,
                   Residential Care Facilities Revenue, (Augusta Res Ctr on Aging),
                   (SunTrust Company Bank LOC),
  $      3,585     3.150% due 01/01/21++ (a)                                                        $   3,585
                  De Kalb (County of), Georgia, Housing Authority,
                   Multi-family Housing Revenue, (Cedar Creek Apartments Project),
                   AMT, (General Electric Capital Corporation Guaranty),
         1,400     3.300% due 12/01/20++..........................................................      1,400
                  Fulton (County of), Georgia, Development Authority Revenue:
                   (Alfred & Adele Davis Inc.), (Suntrust Bank LOC),
         3,500     3.150% due 12/01/10++..........................................................      3,500
                   (Georgia Tech Athletic Association Inc.), (Trust Company Bank LOC),
         3,500     3.150% due 07/01/14++..........................................................      3,500
                   (Lovett School Project), (Suntrust Bank LOC),
         3,000     3.150% due 04/01/17++..........................................................      3,000
                  Georgia (State of), Municipal Electricity Authority,
                   Project One-Sub Series D-Rmkt 4/11/97, (ABM-AMRO LOC)
         1,150     3.250% due 01/01/22++..........................................................      1,150
                  Smyrna, Georgia, Multi-family Housing Authority Revenue,
                   (Hills of Post Village Project), (FNMA Collateral Agreement),
         7,000     3.150% due 06/01/25++..........................................................      7,000
-------------------------------------------------------------------------------------------------------------
                                                                                                       37,320
-------------------------------------------------------------------------------------------------------------
                  IDAHO -- 0.6%
                  Power (County of), Idaho, PCR, (FMC Corporation Project),
                   (Wachovia Bank LOC),
         2,200     3.750% due 12/01/10+...........................................................      2,200
-------------------------------------------------------------------------------------------------------------
                  ILLINOIS -- 6.0%
                  Chicago, Illinois, O'Hare International Airport, American Airlines Inc:
                   Series A, (Credit Suisse LOC),
         2,000     3.700% due 12/01/17+...........................................................      2,000
                  Series D, (Royal Bank of Canada LOC),
         1,050     3.700% due 12/01/17+...........................................................      1,050
                  Illinois (State of), Development Financial Authority Revenue,
                   (Chicago Symphony), (Northern Trust Company LOC):
         2,000     3.050% due 12/01/28++..........................................................      2,000
                   (Park Ridge Youth Campus Project),
         2,000     3.250% due 09/01/18++..........................................................      2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                                     Value
     (000s)       NATIONS MUNICIPAL RESERVES                                                         (000s)
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  ILLINOIS (CONTINUED)
                  Illinois (State of), Development Financial Authority, PCR, Refunding,
                   (Commonwealth Edison Company Project Series B),
                   (ABN Amro Bank NV LOC),
  $      2,000     3.050% due 10/15/14++..........................................................  $   2,000
                  Illinois (State of), Development Financial Authority, IDR:
                   (Quality Screw & Nut Company Project), AMT, (NBD Bank N.A.LOC),
         1,700     3.350% due 05/01/15++..........................................................      1,700
                   (Randolph Pickle Corporation Project), AMT, (NBD Bank N.A. LOC),
           870     3.350% due 06/01/12++..........................................................        870
                   (Unique Building Corporation Project), AMT, (NBD Bank N.A. LOC),
         2,300     3.350% due 05/01/09++..........................................................      2,300
                  Illinois (State of), Education Facilities Authority Revenue,
                   (Northwestern University), (NBD Bank N.A. SBPA),
         1,400     3.150% due 12/01/25++..........................................................      1,400
                  Illinois (State of), Health Facilities Authority Revenue,
                   (Northwestern Memorial Hospital), (Northern Trust Liquidity)
         3,600     3.700% due 08/15/25+...........................................................      3,600
                  Lombard, Illinois, Multifamily Housing,
                   (Clover Creek Apartment Project), (Continental Casualty Guaranty),
         1,975     4.000% due 12/15/06............................................................      1,975
                  Lombard Village, Illinois, Industrial Project Revenue, B&H Partnership,
                   (Comerica Bank LOC),
         1,500     3.450% due 10/01/13++..........................................................      1,500
-------------------------------------------------------------------------------------------------------------
                                                                                                       22,395
-------------------------------------------------------------------------------------------------------------
                  INDIANA -- 2.1%
                  Auburn, Indiana, Economic Development Revenue, (RJ Tower
                   Corporation Project), AMT, (Comerica Bank LOC),
           760     3.300% due 09/01/00++..........................................................        760
                  Indiana (State of), Health Facilities, Financing Authority Revenue,
                   (Cardinal Center), Series A, (Key Bank, N.A. LOC),
         2,085     3.250% due 12/01/16++ (a)......................................................      2,085
                  Indianapolis, Indiana, Economic Development, (EDGCOMB Metals Co.),
                   (Banque Nationale Paris LOC),
         2,700     3.100% due 12/01/08++..........................................................      2,700
                  Kendallville, Indiana, Revenue, (McCray Memorial Hospital Project),
           770     3.250% due 01/01/04++ (a)......................................................        770

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                                     Value
     (000s)       NATIONS MUNICIPAL RESERVES                                                         (000s)
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  INDIANA (CONTINUED)
                  Princeton, Indiana, PCR, Refunding, PSI, (Energy Inc. Project),
                   (Canadian Imperial Bank LOC),
  $      1,200     3.750% due 03/01/19+...........................................................  $   1,200
                  Rockport, Indiana, PCR, (AEP Generating Company Project B),
                   (AMBAC Guaranty, BONY Liquidity)
           265     3.750% due 07/01/25+...........................................................        265
-------------------------------------------------------------------------------------------------------------
                                                                                                        7,780
-------------------------------------------------------------------------------------------------------------
                  KENTUCKY -- 1.1%
                  Jefferson (County of), Kentucky, IDR,
                   (Belknap Inc Project), (National City Bank LOC),
         1,160     3.550% due 12/01/14++ (a)......................................................      1,160
                  Jefferson (County of), Kentucky, Industrial Building Revenue,
                   (Seven Counties Services Inc. Project), (Banc One LOC),
         1,440     3.150% due 06/01/11++ (a)......................................................      1,440
                  Jeffersontown, Kentucky, Industrial Building Revenue,
                   (Raque Food System Inc. Project), AMT, (PNC Bank LOC),
         1,700     3.300% due 04/01/20++ (a)......................................................      1,700
-------------------------------------------------------------------------------------------------------------
                                                                                                        4,300
-------------------------------------------------------------------------------------------------------------
                  LOUISIANA -- 6.3%
                  Ascension Parish, Louisiana, PCR:
                   (Borden Inc Project), (Credit Suisse First Boston LOC),
         8,000     3.150% due 12/01/09++..........................................................      8,000
                  Refunding, (Shell Oil Company Project),
         7,400     3.700% due 09/01/23+...........................................................      7,400
                  Lake Charles, Louisiana, (Citgo Petroleum Corporation),
                   (Westdeutsche Landesbank LOC),
         2,300     3.250% due 08/01/07++..........................................................      2,300
                  Louisiana (State of), Offshore Terminal Authority, Deepwater Port
                   Revenue, Refunding, 1st Stage Series A, (Loop Inc.), (UBS_AG_LOC),
         1,300     3.700% due 09/01/08+...........................................................      1,300
                  South Louisiana, Port Community Marine Terminal Facilities Revenue,
                   (Occidental Petroleum), (UBS_AG LOC),
         4,500     3.000% due 07/01/21++..........................................................      4,500
-------------------------------------------------------------------------------------------------------------
                                                                                                       23,500
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

OCTOBER 31, 1998 (unaudited)

Principal Amount                                                                                      Value
     (000s)       NATIONS MUNICIPAL RESERVES                                                         (000s)
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  MARYLAND -- 4.0%
                  Baltimore, Maryland, Industrial Development Authority,
                   Baltimore Capital Acquisition, (Bayerische Landesbank LOC),
  $     15,000     3.100% due 08/01/16++..........................................................  $  15,000
                  Montgomery (County of), Maryland, IDR,
                   (Information Systems and Network Corporation Project),
                   (PNC Bank LOC),
           170     3.650% due 04/01/14++ (a)......................................................        170
-------------------------------------------------------------------------------------------------------------
                                                                                                       15,170
-------------------------------------------------------------------------------------------------------------
                  MICHIGAN -- 0.7%
                  Delta (County of), Michigan, Economic Development, Corporate
                   Environmental Improvement Revenue, (Mead-Escanaba Paper Series F), (Bank of
                   Nova Scotia LOC),
         1,000     3.700% due 12/01/13+...........................................................      1,000
                  University of Michigan, Medical Service Plan -- Series A,
         1,800     3.750% due 12/01/27++..........................................................      1,800
-------------------------------------------------------------------------------------------------------------
                                                                                                        2,800
-------------------------------------------------------------------------------------------------------------
                  MINNESOTA -- 0.6%
                  Minneapolis, Minnesota, Revenue, (Catholic Charities Project),
                   (Norwest Bank Minnesota LOC),
         2,410     3.150% due 11/01/16++ (a)......................................................      2,410
-------------------------------------------------------------------------------------------------------------
                  MISSISSIPPI -- 0.7%
                  Flowood, Mississippi, IDR,
                   (BSC Steel Inc. Project), AMT, (PNC Bank LOC),
         2,500     3.300% due 11/01/01++ (a)......................................................      2,500
-------------------------------------------------------------------------------------------------------------
                  MISSOURI -- 2.3%
                  Missouri, (State of), Health & Educational Facilities Authority Revenue,
                   (Morgan Guaranty Trust SBPA):
                   (Washington University, Series B),
         1,800     3.150% due 09/01/10++..........................................................      1,800
                   (Sisters of Mercy-Ref-B), (ABN-AMRO SBPA),
         6,700     3.100% due 06/01/14++..........................................................      6,700
-------------------------------------------------------------------------------------------------------------
                                                                                                        8,500
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                                NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                                                       Value
    (000s)        NATIONS MUNICIPAL RESERVES                                                           (000s)
------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  NEBRASKA - 0.6%
                  Douglas (County of), Nebraska, School District #017 Milliard, BAN,
$       2,250       4.250% due 01/15/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    2,252
------------------------------------------------------------------------------------------------------------------
                  NEVADA - 0.9%
                  Grand Forks, Nevada, Hospital Facilities Revenue,
                    (United Hospital Obligation Group Project),
                    (Lasalle National Bank LOC),
        3,250       3.650% due 12/01/16+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,250
          300       3.650% due 12/01/25+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .         300
------------------------------------------------------------------------------------------------------------------
                                                                                                       3,550
------------------------------------------------------------------------------------------------------------------
                  NEW JERSEY - 1.3%
                  New Jersey (State of), Higher Education Assistance Authority Student
                    Loan Revenue, FLTR Certificates Series 18, (Morgan Stanley liquidity),
                    (AMBAC Insured)
        5,000       3.360% due 06/01/17++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,000
------------------------------------------------------------------------------------------------------------------
                  NEW MEXICO - 1.6%
                  Dona Ana (County of), New Mexico, Industrial Development Revenue,
                    (Foamex Products Inc Project), (Bank of Nova Scotia LOC),
        5,900       3.100% due 11/01/13++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       5,900
------------------------------------------------------------------------------------------------------------------
                  OHIO - 9.2%
                  Centerville, Ohio, Health Care Revenue,
                    (Bethany Lutheran Village Project),(PNC Bank of Ohio LOC),
          960       3.150% due 11/01/13++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .         960
                  Clinton (County of), Ohio, Airport Facilities Revenue, Refunding,
                    (Wilmington Air PK Inc.), (Wachovia Bank of NC),
        5,000       3.150% due 06/01/11++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,000
                  Cuyahoga (County of), Ohio, IDR,
                    (Pleasant Lake Project), (Key Bank, N.A. LOC),
          895       3.250% due 05/01/11++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .         895
                  Greene (County of), Ohio, IDR,
                    (AFC Stamping Project), AMT, (Key Bank, N.A. LOC),
        1,000       3.400% due 09/01/16++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,000
                  Lucas (County of), Ohio, Revenue, Facilities Improvement,
                    (Toledo Project), (Keybank LOC),
       10,000       3.250% due 10/01/05++. . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,000

                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                               NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                                                       Value
    (000s)         NATIONS MUNICIPAL RESERVES                                                          (000s)
------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  OHIO (CONTINUED)
                  Lucas (County of), Ohio, IDR,
                    (Dynamic Dies Inc., Project), (National City Bank LOC), AMT
$       2,060       3.300% due 07/01/09++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .   $   2,060
                  Ohio (State of), Air Quality Development Authority Revenue,
                    Daily-Conversion 12/8/95, Series B, (Morgan (J.P.) LOC),
        3,600       3.700% due 12/01/15++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,600
                  Ohio (State of), Housing Finance Agency, Multi-family Housing
                    Revenue, Kenwood Congregate Retirement Community,
                    (Morgan Guaranty Trust Company LOC),
        2,279       3.500% due 12/01/15++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,279
                  Ohio (State of), PCR, Refunding, (Sohio Water Project),
        1,210       3.700% due 05/01/22+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,210
                    Ottawa (County of), Ohio, BAN,
        5,000       4.000% due 08/06/99++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,012
                  Summit (County of), Ohio, IDR,
                    (Oliver Printing Project), AMT, (Bank One Akron LOC),
        1,350       3.250% due 02/01/07++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,350
                  Toledo-Lucas (County of), Ohio, Port Authority Facilities Improvement
                    Revenue, (Young Mens Christian Association), (Fifth Third Bank LOC),
        1,065       3.350% due 12/01/21++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,065
------------------------------------------------------------------------------------------------------------------
                                                                                                      34,431
------------------------------------------------------------------------------------------------------------------
                  OREGON - 2.8%
                  Oregon (State of), Housing & Community Services Department
                    Mortgage Revenue, (Single Family Mortgage PG-Series J),
        4,595       3.850% due 12/03/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,595
                  Port Portland, Oregon, Industrial Development, Refunding,
                    (Schnitzer Steel Project), (Comerica Bank LOC),
        2,000       3.200% due 11/01/07++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,000
                  Port Portland, Oregon, Special Obligation Revenue,
                    (Horizon Air Industries Inc. Project), (Bank of Montreal LOC),
        4,100       3.750% due 06/15/27+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,100
------------------------------------------------------------------------------------------------------------------
                                                                                                      10,695
------------------------------------------------------------------------------------------------------------------
                  PENNSYLVANIA - 3.5%
                  Delaware (County of), Pennsylvania, Industrial Development Authority,
                    PCR, (BP Oil Inc. Project),
        3,900       3.700% due 12/01/09+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,900
        1,000       3.700% due 10/01/19+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,000


                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                                 NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                                                       Value
    (000s)         NATIONS MUNICIPAL RESERVES                                                          (000s)
------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  PENNSYLVANIA (CONTINUED)
                  Elk (County of), Pennsylvania, IDR, (Clarion Project),
                    (PNC Bank LOC)
$       3,100       3.300% due 03/01/09 (a). . . . . . . . . . . . . . . . . . . . . . . . . . .   $   3,100
                  Philadelphia, Pennsylvania, Authority for IDRs,
                    (Fox Chase Cancer Center Project), (Morgan Guaranty LOC)
        2,100       3.700% due 07/01/25+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,100
                  Schuylkill (County of), Pennsylvania, Industrial Development Authority
                    Revenue, (PNC Bank LOC):
                    (Bon-Ton Stores Project), AMT,
        1,240       3.150% due 02/01/12++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,240
                    (Bon-Ton Stores Project),
        1,760       3.300% due 02/01/12++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,760
------------------------------------------------------------------------------------------------------------------
                                                                                                      13,100
------------------------------------------------------------------------------------------------------------------
                  SOUTH CAROLINA - 3.2%
                  Anderson (County of), South Carolina, Industrial Revenue,
                    (Mikron Corporation), (UBS AG LOC), AMT,
        4,000       3.250% due 11/01/12++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,000
                  Cherokee (County of), South Carolina, IDR,
                    (Holmberg Electric Corporation Project), (Wachovia Bank LOC),
        1,000       3.500% due 11/01/04++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,000
                  South Carolina (State of), Jobs, Economic Development Authority
                    Revenue: (Chambers Oakridge Landfill), AMT, (Morgan Guaranty
                    Trust Company LOC),
        1,300       3.250% due 12/01/01++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,300
                    (Greenville Baptist Project), (Wachovia Bank of NC),
        3,100       3.150% due 10/01/19++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       3,100
                    (Spartanburg Young Mens Project), (First Union National Bank LOC),
        1,800       3.150% due 06/01/18++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,800
                  York (County of), South Carolina, PCR, (CFC Guaranty),
          700       3.200% due 09/15/14 .. . . . . . . . . . . . . . . . . . . . . . . . . . . .         700
------------------------------------------------------------------------------------------------------------------
                                                                                                      11,900
------------------------------------------------------------------------------------------------------------------
                  SOUTH DAKOTA - 0.2%
                  South Dakota (State of), Economic Development Finance Authority,
                    IDR, (Lomar Development Company Project),
                    Series B, AMT, (U.S. Bank LOC),
          730       3.500% due 08/01/08++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .         730


                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                                 NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                                                       Value
    (000s)         NATIONS MUNICIPAL RESERVES                                                          (000s)
------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  TENNESSEE - 4.6%
                  Dickson (County of), Tennessee, Industrial Development Board,
                    Renaissance Learning Center, (Suntrust Bank LOC),
$       2,000       3.150% due 11/01/12++. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   2,000
                  Franklin (County of), Tennessee, Health & Educational Facilities Board
                    Revenue, (University of the South-Series B), (Amsouth Bank LOC),
        6,685       3.100% due 09/01/18++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,685
                  Jefferson City, Tennessee, Industrial Development Board,
                    (BA Property Project), AMT, (American National B&T LOC),
        1,265       3.200% due 11/01/24++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,265
                  Metropolitan Nashville, Tennessee, Airport Authority Special Facilities
                    Revenue, (American Airlines Project-Series B), (Bayerische
                    Lankesbank LOC),
        5,600       3.650% due 10/01/12+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,600
                  Springfield, Tennessee, Industrial Development Board,
                    All American Homes of Tennessee, AMT, (NBD Bank N.A. LOC),
        1,700       3.350% due 11/15/09++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,700
------------------------------------------------------------------------------------------------------------------
                                                                                                      17,250
------------------------------------------------------------------------------------------------------------------
                  TEXAS - 9.5%
                  Grapevine, Texas, Industrial Development Corporation Revenue,
                    (Morgan Guaranty Trust LOC):
                    (American Airlines, Series A1),
          400       3.650% due 12/01/24+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .         400
                    (American Airlines, Series A2),
          100       3.650% due 12/01/24+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .         100
                    (American Airlines, Series B2),
        1,100       3.650% due 12/01/24+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,100
                  Guadalupe-Blanco, Texas, PCR, Refunding,
                    (Central Power & Light Company Project), (ABN Amro Bank LOC),
        3,200       3.750% due 11/01/15+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,200
                  Harris (County of ), Texas, Health Facilities Development Corporation,
                    Hospital Revenue, (Methodist Hospital), (Morgan Guaranty SBPA):
        2,900       3.700% due 12/01/25+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,900
        4,000       3.700% due 12/01/26+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,000
                  Lone Star, Texas, Airport Improvement Authority,
                    (Royal Bank of Canada LOC): (American Airlines DEM-A-1),
          600       3.650% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .         600
                    (American Airlines DEM-A-2),
          700       3.650% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .         700
                    (American Airlines DEM-A-4),
          930       3.650% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .         930

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                                                       Value
    (000s)         NATIONS MUNICIPAL RESERVES                                                          (000s)

                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  TEXAS (CONTINUED)
                    (American Airlines DEM-B-1),
$         900       3.650% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    900
                    (American Airlines DEM-B-2),
          300       3.650% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .         300
                    (American Airlines DEM-B-3),
        1,100       3.650% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,100
                  McAllen, Texas, Health Facilities Development Corporation Revenue,
                    (McAllen Associate No. 1), (PNC Bank LOC),
        4,300       3.300% due 12/01/24++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,300
                  Nueces (County of), Texas, Health Facilities Development Corporation
                    Revenue, (Driscoll Foundation Children's Project),
                    (Bank One of Texas LOC),
        1,200       3.200% due 07/01/15++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,200
                  Sabine River Authority, Texas, PCR, Refunding,
                    (Texas Utilities Electric Company Project Series A), (AMBAC
                    Insured, BONY Liquidity),
        4,000       3.750% due 03/01/26+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,000
                  Texas (State of), Municipal Gas Corporation, Gas Reserves Revenue,
                    Sr Lien, (Societe Generale SBPA), (FSA Insured),
        5,000       3.050% due 01/15/23++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,000
                  Trinity River, Texas, Industrial Development Authority, IDR Bond,
                    (Toys R Us Project), Series 1994, (Bankers Trust Company LOC),
        1,000       3.225% due 11/01/14++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,000
                  West Side Calhoun (County of), Texas,
                    Development Authority Revenue, (Sohio Chemical Corp Project),
        3,900       3.700% due 12/01/15+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,900
------------------------------------------------------------------------------------------------------------------
                                                                                                      35,630
------------------------------------------------------------------------------------------------------------------
                  VIRGINIA - 4.8%
                  Albemarle (County of),Virginia, Industrial Development Authority,
                    Health Services Revenue, (University of Virginia Services Foundation),
                    (First Union National Bank (North Carolina) LOC),
        5,800       3.100% due 02/01/26++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,800
                  Madison (County of), Virginia, Industrial Development Authority,
                    IDR, (Madison Wood Preservers),
                    (Wachovia Bank of NC LOC), AMT
        7,125       3.200% due 06/01/13++. . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,125
                  Richmond, Virginia, Equip Notes,
        3,595       4.250% due 05/15/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,603



                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                                 NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal Amount                                                                                       Value
    (000s)         NATIONS MUNICIPAL RESERVES                                                          (000s)
------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS AND NOTES (CONTINUED)
                  VIRGINIA (CONTINUED)
                  Winchester, Virginia, Industrial Development Authority Revenue,
                    Midwesco Filter, (Harris Trust & Savings Bank LOC),
$       1,575       3.450% due 08/01/07++. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   1,575
------------------------------------------------------------------------------------------------------------------
                                                                                                      18,103
------------------------------------------------------------------------------------------------------------------
                  WASHINGTON - 0.2%
                  Port Skagit (County of), Washington, Industrial Development Authority
                    Revenue, (Cascade Clear Water Company Project), AMT, (Key Bank
                    of Washington LOC),
          800       3.400% due 12/01/20++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .         800
------------------------------------------------------------------------------------------------------------------
                  WEST VIRGINIA - 0.4%
                  Ohio (County of), West Virginia, IDR,
                    (Ohio Valley Clarksburg Drug Company Project), (PNC Bank LOC),
                    AMT,
        1,600       3.850% due 12/01/01++ (a). . . . . . . . . . . . . . . . . . . . . . . . . .       1,600
------------------------------------------------------------------------------------------------------------------
                  WISCONSIN - 1.8%
                  Menasha, Wisconsin, JT School District, TRAN,
        3,000       3.150% due 09/30/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,001
                  Milwaukee, Wisconsin, IDR,
                    (Mandel Company Project), AMT, (U.S. Bank LOC),
          940       3.500% due 04/01/07 ++ . . . . . . . . . . . . . . . . . . . . . . . . . . .         940
                  Watertown, Wisconsin, School District, TRAN,
        3,000       3.100% due 10/28/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,002
------------------------------------------------------------------------------------------------------------------
                                                                                                       6,943
------------------------------------------------------------------------------------------------------------------
                  WYOMING - 0.4%
                  Sublette (County of), Wyoming, PCR, (Exxon Project Series-A),
                    (Guaranty Agreement), AMT
        1,500       3.800% due 07/01/17+ (a) . . . . . . . . . . . . . . . . . . . . . . . . . .       1,500
------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds and Notes (Cost $372,633) . . . . . . . . . . . . . .     372,633
------------------------------------------------------------------------------------------------------------------
       Shares
------------------------------------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS - 0.6%
    1,650,000     AIM Tax-Exempt Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,650
      575,000     Federated Tax-Exempt Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .         575
------------------------------------------------------------------------------------------------------------------
                     Total Money Market Funds (Cost $2,225). . . . . . . . . . . . . . . . . . .       2,225
------------------------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS (Cost $374,858*) . . . . . . . . . . . . . . . . . . . 99.9%   $ 374,858
------------------------------------------------------------------------------------------------------------------


                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                                             NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)
                                                                                                        Value
                  NATIONS MUNICIPAL RESERVES                                                           (000s)
-------------------------------------------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES (NET) . . . . . . . . . . . . . . . . . . . . 0.1%
                  Other assets.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   1,778
                  Dividends payable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (963)
                  Shareholder servicing and distribution fees payable  . . . . . . . . . . . . .         (72)
                  Investment advisory fee payable  . . . . . . . . . . . . . . . . . . . . . . .         (28)
                  Accrued Trustees' fees and expenses  . . . . . . . . . . . . . . . . . . . . .         (12)
                  Administration fee payable . . . . . . . . . . . . . . . . . . . . . . . . . .          (3)
                  Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . .        (188)
-------------------------------------------------------------------------------------------------------------------
                  TOTAL OTHER ASSETS AND LIABILITIES (NET) . . . . . . . . . . . . . . . . . . .         512
-------------------------------------------------------------------------------------------------------------------
                  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 100.0%  $ 375,370
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                  Capital Class Shares:
                  ($117,664,000 DIVIDED BY 117,664,588 shares outstanding) . . . . . . . . . . .   $    1.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                  Liquidity Class Shares:
                  ($66,738,000 DIVIDED BY 66,738,031 shares outstanding) . . . . . . . . . . . .   $    1.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                  Adviser Class Shares:
                  ($49,969,000 DIVIDED BY 49,969,376 shares outstanding) . . . . . . . . . . . .   $    1.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                  Market Class Shares:
                  ($140,999,000 DIVIDED BY 141,000,100 shares outstanding) . . . . . . . . . . .   $    1.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

      *      Aggregate cost for Federal tax purposes.
      + Variable rate demand notes payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
      ++ Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.
      (a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                   AT OCTOBER 31, 1998, NET ASSETS CONSIST OF:
                   Accumulated net realized loss on investment sold. . . . . . . . . . . . . . .     $    (2)
                   Paid-in capital.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     375,372
-------------------------------------------------------------------------------------------------------------------
                   NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $   375,370
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                                                         NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal  Amount                                                                                    Maturity          Value
      (000s)       NATIONS MONEY MARKET RESERVES                                                     Date             (000s)
-------------------------------------------------------------------------------------------------------------------------------
                   CERTIFICATES OF DEPOSIT - DOMESTIC - 4.9%
                   Chase Manhattan Bank USA:
$      50,000        5.000%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    02/16/99        $  50,000
        5,000        5.685%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    08/03/99            4,998
-------------------------------------------------------------------------------------------------------------------------------
                      Total Certificates of Deposit - Domestic (Cost $54,998). . . . . . . . . .                       54,998
-------------------------------------------------------------------------------------------------------------------------------
                   CERTIFICATES OF DEPOSIT - YANKEE - 2.2%
                   Societe Generale (NY):
       20,000        5.142%+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/20/98++         19,980
        5,000        5.323%+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++          4,997
-------------------------------------------------------------------------------------------------------------------------------
                      Total Certificates of Deposit - Yankee (Cost $24,977). . . . . . . . . . . . . . . . .           24,977
-------------------------------------------------------------------------------------------------------------------------------
                   COMMERCIAL PAPER - 56.0%
                   Asset Securitization Cooperative Corp.,
       60,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/12/98           59,902
                   Associates Corporation of North America,
       50,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98           49,992
                   Bayerische Hypo,
       50,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98           49,992
                   Caisse Des Depots Et Consignations,
       50,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98           49,992
                   Edison Securitization L.L.C.,
       50,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/12/98           49,919
                   Ford Motor Credit Company,
       50,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98           49,992
                   General Electric Company,
        8,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12/31/98            7,932
                   General Motors Acceptance Corporation,
       50,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98           49,992
                   Hitachi America Ltd.,
        5,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    05/14/99            4,854
                   International Securitization Corporation:
       30,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/12/98           29,950
       10,255        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    04/29/99           10,005
                   Koch Industries Inc.,
       50,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98           49,992
                   National Bank of Canada,
        8,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    02/24/99            7,869
                   Tulip Funding Corporation:
       17,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/10/98           16,977
       46,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    01/04/99           45,558
                   WCP Funding,Inc.
       50,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    01/21/99           49,412


                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                                             NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)

Principal  Amount                                                                                    Maturity          Value
      (000s)       NATIONS MONEY MARKET RESERVES                                                       Date            (000s)
-------------------------------------------------------------------------------------------------------------------------------
                   COMMERCIAL PAPER (CONTINUED)
                   Xerox Corporation,
$      50,000        Discount note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98   $       49,992
-------------------------------------------------------------------------------------------------------------------------------
                      Total Commercial Paper (Cost $632,322) . . . . . . . . . . . . . . . . . .                      632,322
-------------------------------------------------------------------------------------------------------------------------------
                   BANK NOTE - 4.4% (Cost $50,000)
                   First Union National Bank,
       50,000        5.480%+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++         50,000
-------------------------------------------------------------------------------------------------------------------------------
                   CORPORATE OBLIGATIONS - 9.5%
                   Bankers Trust Corporation,
        5,000        5.386%+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12/14/98++          5,000
                   Bear Stearns & Company Inc.:
       40,000        5.800%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    06/14/99++         40,057
        5,000        5.190%+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/30/98++          5,000
                   Credit Suisse First Boston Inc.,
       50,000        5.409%+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/09/98++         49,950
                   Merrill Lynch & Company,
        8,000        5.440%+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98++          8,000
-------------------------------------------------------------------------------------------------------------------------------
                      Total Corporate Obligations (Cost $108,007). . . . . . . . . . . . . . . .                      108,007
-------------------------------------------------------------------------------------------------------------------------------
                   TIME DEPOSITS - EURO - 11.5%
                   Deutsche Bank,
       50,000        5.688%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98           50,000
                   Societe General,
       30,000        5.563%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98           30,000
                   Westdeutsche Landesbank Girozentrale,
       50,000        5.688%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11/02/98           50,000
-------------------------------------------------------------------------------------------------------------------------------
                      Total Time Deposits - Euro (Cost $130,000) . . . . . . . . . . . . . . . .                      130,000
-------------------------------------------------------------------------------------------------------------------------------
                   REPURCHASE AGREEMENT - 8.9% (Cost $100,000)
                   Agreement with Morgan (J.P.) Securities Inc.,
      100,000       5.550% dated 10/30/98 to be repurchased at $100,046
                    on 11/02/98, collateralized by $440,165 GNMA,
                    9.000% due 05/15/16 - 02/15/28 (value $100,000). . . . . . . . . . . . . . .                      100,000
-------------------------------------------------------------------------------------------------------------------------------


                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                            NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)
                                                                                                    Value
   Shares          NATIONS MONEY MARKET RESERVES                                                    (000s)
--------------------------------------------------------------------------------------------------------------
                   MONEY MARKET FUNDS - 2.8%
   17,837,000      Aim Liquid Asset Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . .  $   17,837
   13,976,000      Dreyfus Cash Management Plus Fund . . . . . . . . . . . . . . . . . . . . . .      13,976
--------------------------------------------------------------------------------------------------------------
                      Total Money Market Funds (Cost $31,813). . . . . . . . . . . . . . . . . .      31,813
--------------------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS (Cost $1,132,117*). . . . . . . . . . . . . . . . . . 100.2%  1,132,117
--------------------------------------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES (NET). . . . . . . . . . . . . . . . . . . (0.2)%
                   Other assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,534
                   Dividends payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (3,661)
                   Investment advisory fee payable . . . . . . . . . . . . . . . . . . . . . . .        (121)
                   Shareholder servicing and distribution fees payable . . . . . . . . . . . . .        (277)
                   Accrued Trustees' fees and expenses . . . . . . . . . . . . . . . . . . . . .          (1)
                   Administration fees payable . . . . . . . . . . . . . . . . . . . . . . . . .          (9)
                   Accrued expenses and other liabilities. . . . . . . . . . . . . . . . . . . .          (6)
--------------------------------------------------------------------------------------------------------------
                   TOTAL OTHER ASSETS AND LIABILITIES (NET). . . . . . . . . . . . . . . . . . .      (2,541)
--------------------------------------------------------------------------------------------------------------
                   NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 100.0% $1,129,576
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                   Capital Class Shares:
                   ($190,743,000 DIVIDED BY 190,744,591 shares outstanding). . . . . . . . . . .  $     1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                   Liquidity Class Shares:
                   ($607,000 DIVIDED BY 607,047 shares outstanding). . . . . . . . . . . . . . .  $     1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                   Adviser Class Shares:
                   ($3,233,000 DIVIDED BY 3,232,639 shares outstanding). . . . . . . . . . . . .  $     1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                   Market Class Shares:
                   ($934,993,000 DIVIDED BY 935,000,010 shares outstanding). . . . . . . . . . .  $     1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

*    Aggregate cost for Federal tax purposes.
+ Floating rate note.The interest rate shown reflects the rate currently in effect.
++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.


                         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                                             NATIONS INSTITUTIONAL RESERVES

October 31, 1998 (unaudited)
                                                                                                       Value
                   NATIONS MONEY MARKET RESERVES                                                      (000s)
--------------------------------------------------------------------------------------------------------------
                   AT OCTOBER 31, 1998, NET ASSETS CONSIST OF:
                   Accumulated net realized loss
                     on investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      (12)
                   Undistributed net investment income . . . . . . . . . . . . . . . . . . . . .           4
                   Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,129,584
--------------------------------------------------------------------------------------------------------------
                   NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $1,129,576
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

ABBREVIATIONS:
AMT  -- Alternative Minimum Tax
BAN  -- Bond Anticipation Notes
CFC  -- Cooperative Finance Corporation
FNMA -- Federal National Mortgage Association
FSA  -- Financial Security Assurance
GO   -- General Obligation Bonds
IDR  -- Industrial Development Revenue
LOC  -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCR  -- Pollution Control Revenue
SBPA -- Standby Bond Purchase Agreement
TRAN -- Tax and Revenue Anticipation Notes









                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                                                                             NATIONS INSTITUTIONAL RESERVES
For the Six Months Ended October 31, 1998 (unaudited)

                                                CASH         TREASURY        GOVERNMENT    MUNICIPAL    MONEY MARKET   MONEY MARKET
                                              RESERVES       RESERVES        RESERVES      RESERVES     RESERVES (a)   RESERVES (b)
-----------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
Investment Income:
   Interest. . . . . . . . . . . . . . .    $  184,002     $    49,001    $    15,338    $     5,350    $     6,792    $    3,690
   Dividends . . . . . . . . . . . . . .         2,076           1,720            205             48            214            --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income. . . . . .       186,078          50,721         15,543          5,398          7,006         3,690
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fee . . . . . . .         9,868           2,797            843            459            388            64
   Administration fee. . . . . . . . . .         3,289             932            281            152            129            50
   Transfer agent fees . . . . . . . . .            72              25             20             22             14            16
   Custodian fees. . . . . . . . . . . .           166              39             24             14             10            11
   Trustees' fees and expenses . . . . .            49              14              4              2              1            --
   Registration and filing fees. . . . .           504              65             31             47             23             4
   Legal and audit fees. . . . . . . . .            51              17              8              5              4            13
   Other . . . . . . . . . . . . . . . .            58              21             11              4              2            13
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal . . . . . . . . . . . . .        14,057           3,910          1,222            705            571           171
   Shareholder servicing
      and distribution fees:
      Capital Class Shares . . . . . . .            --              --             --             --             --            --
      Liquidity Class Shares . . . . . .         5,376           1,933            143            205              3            --
      Adviser Class Shares . . . . . . .           921             382            117             59              3            --
      Market Class Shares. . . . . . . .         2,221           1,331            677            271            277            --
   Fees waived by investment adviser,
      administrator and distributor. . .       (12,268)         (3,900)          (903)          (617)          (318)          (44)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Expenses . . . . . . . . . . .        10,307           3,656          1,256            623            536           127
-----------------------------------------------------------------------------------------------------------------------------------
           Net Investment Income . . . .       175,771          47,065         14,287          4,775          6,470         3,563
-----------------------------------------------------------------------------------------------------------------------------------
      Net Realized Gain/(Loss)
           on Investments. . . . . . . .           (17)             (2)            --             (1)             1            --
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets
        Resulting From Operations. . . .    $  175,754     $    47,063    $    14,287    $     4,774    $     6,471    $    3,563
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

     (a)  For the period from May 16, 1998 through October 31, 1998.
     (b) Represents financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Money Market Reserves on May 22, 1998. Certain amounts have been reclassified to conform to the current period's presentation.


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS                                                        NATIONS INSTITUTIONAL RESERVES
For the Six Months Ended October 31, 1998 (unaudited)

     TREASURY RESERVES
-------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
Cash flows from operating and investing activities:
   Interest income received. . . . . . . . . . . . . . . . . . . . . . . . .   $    41,270
   Dividend income received. . . . . . . . . . . . . . . . . . . . . . . . .         1,662
   Payment of operating expenses . . . . . . . . . . . . . . . . . . . . . .        (3,262)
   Net proceeds from reverse repurchase agreements outstanding . . . . . . .        85,767
   Net purchases of short-term investments . . . . . . . . . . . . . . . . .      (680,307)
-------------------------------------------------------------------------------------------------------------
Cash used by operating and investing activities ** . . . . . . . . . . . . .                    $(554,870)
Cash flows from financing activities:
   Proceeds from shares sold **. . . . . . . . . . . . . . . . . . . . . . .     5,443,705
   Payments on shares redeemed . . . . . . . . . . . . . . . . . . . . . . .    (4,858,500)
   Distributions paid *. . . . . . . . . . . . . . . . . . . . . . . . . . .       (30,334)
-------------------------------------------------------------------------------------------------------------
Cash provided by financing activities. . . . . . . . . . . . . . . . . . . .                      554,871
-------------------------------------------------------------------------------------------------------------
Increase in cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1
Cash at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .                            0
-------------------------------------------------------------------------------------------------------------
Cash at end of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .                    $       1
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH
   USED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations . . . . . . . . . . . .                    $  47,063
   Increase in investments . . . . . . . . . . . . . . . . . . . . . . . . .    $ (679,741)
   Increase in payable for reverse repurchase agreement transactions . . . .        85,767
   Increase in interest and dividends receivable . . . . . . . . . . . . . .        (8,354)
   Decrease in other assets. . . . . . . . . . . . . . . . . . . . . . . . .           164
   Increase in accrued expenses and other payables . . . . . . . . . . . . .           231
-------------------------------------------------------------------------------------------------------------
Cash used by operating and investing activities ** . . . . . . . . . . . . .             $       (554,870)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

     *    Non-cash activities include reinvestment of dividends of $10,560.
     ** Non-cash activities include acquisition of Emerald Treasury Advantage Fund net assets of $144,375 in exchange for shares of the Portfolio. (Note 9)


                          SEE NOTES TO FINANCIAL STATEMENTS.

                        [ This page intentionally left blank ]

STATEMENTS OF CHANGES IN NET ASSETS                                                                 NATIONS INSTITUTIONAL RESERVES
For the Six Months Ended October 31, 1998 (unaudited)

                                                     CASH        TREASURY   GOVERNMENT     MUNICIPAL    MONEY MARKET  MONEY MARKET
                                                   RESERVES      RESERVES    RESERVES      RESERVES      RESERVES(a)  RESERVES(b)(c)
----------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income. . . . . . . . . . .       $  175,771      $47,065    $  14,287      $   4,775    $    6,470     $    3,563
Net realized gain (loss) on investments . .              (17)          (2)          --             (1)            1             --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations . . . . . . . . . . . .          175,754       47,063       14,287          4,774         6,471          3,563
Distributions to shareholders from
   net investment income:
      Capital Class Shares . . . . . . . .          (97,909)     (14,185)      (3,560)        (1,497)       (3,550)        (3,563)
      Liquidity Class Shares . . . . . . .          (33,588)     (10,897)        (867)          (767)          (16)            --
      Adviser Class Shares . . . . . . . .          (19,179)      (7,651)      (2,378)          (719)          (70)            --
      Market Class Shares. . . . . . . . .          (25,095)     (14,332)      (7,482)        (1,792)       (2,834)            --
Net increase/(decrease) in net assets from
   shares of beneficial interest transactions:    1,601,464      740,142       77,744        126,111     1,010,695        (59,028)
----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets. .          1,601,447      740,140       77,744        126,110     1,010,696        (59,028)
Net assets:
Beginning of period. . . . . . . . . . . .        5,481,348    1,477,723      568,043        249,260       118,880        177,908
----------------------------------------------------------------------------------------------------------------------------------
End of period (e). . . . . . . . . . . . .       $7,082,795   $2,217,863    $ 645,787    $   375,370    $1,129,576    $   118,880
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

     (a)  For the period from May 16, 1998 through October 31, 1998.
     (b) Represents financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Money Market Reserves on May 22, 1998. Certain amounts have been reclassified to conform to the current period's presentation.
     (c)  For the period December 1, 1997 through May 15, 1998.
     (d)  For the year ended November 30, 1997.
     (e) Includes undistributed net investment income of $--, $--, $--, $--, $4 and $4 respectively.


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                                            NATIONS INSTITUTIONAL RESERVES
For the Year Ended April 30, 1998

                                                        CASH       TREASURY      GOVERNMENT     MUNICIPAL     MONEY MARKET
                                                      RESERVES     RESERVES       RESERVES      RESERVES     RESERVES (b)(d)
------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income. . . . . . . . . . . . . .  $   204,354    $    49,848    $   24,685    $    8,161    $    7,902
Net realized gain on investments . . . . . . . .           30             --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations . . . . . . . . . . . . . . .      204,384         49,848        24,685         8,161         7,902
Distributions to shareholders from net
   investment income:
      Capital Class Shares . . . . . . . . . . .     (122,110)       (13,736)       (9,042)       (2,352)       (7,902)
      Liquidity Class Shares . . . . . . . . . .      (29,597)       (13,290)       (1,783)       (1,798)           --
      Adviser Class Shares . . . . . . . . . . .      (27,433)       (12,530)       (2,427)         (948)           --
      Market Class Shares. . . . . . . . . . . .      (25,214)       (10,292)      (11,433)       (3,063)           --
Net increase/(decrease) in net assets from
   shares of beneficial interest transactions: .    2,796,684        649,521       192,840        49,287        44,864
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets . . . . . . . . . . .    2,796,714        649,521       192,840        49,287        44,864
Net assets:
Beginning of year. . . . . . . . . . . . . . . .    2,684,634        828,202       375,203       199,973       133,044
------------------------------------------------------------------------------------------------------------------------------
End of year. . . . . . . . . . . . . . . . . . .  $ 5,481,348      1,477,723    $  568,043    $  249,260    $  177,908
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                                NATIONS INSTITUTIONAL RESERVES
For a Share outstanding of each class of Cash Reserves throughout each period.

                                                    SIX MONTHS
                                                      ENDED            YEAR        PERIOD         YEAR         PERIOD      YEAR
                                                    10/31/98          ENDED         ENDED         ENDED         ENDED      ENDED
                                                   (UNAUDITED)       4/30/98       4/30/97       4/30/96       4/30/95    4/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period
   Capital Class . . . . . . . . . . . . . . . .  $      1.00    $      1.00    $     1.00    $     1.00    $     1.00   $   1.00
   Liquidity Class . . . . . . . . . . . . . . .         1.00           1.00          1.00          1.00          1.00       1.00
   Adviser Class*. . . . . . . . . . . . . . . .         1.00           1.00          1.00          1.00          1.00         --
   Market Class* . . . . . . . . . . . . . . . .         1.00           1.00          1.00            --            --         --
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
   Capital Class . . . . . . . . . . . . . . . .       0.0275         0.0554        0.0531        0.0570        0.0480     0.0283
   Liquidity Class . . . . . . . . . . . . . . .       0.0268         0.0539        0.0516        0.0555        0.0471     0.0273
   Adviser Class*. . . . . . . . . . . . . . . .       0.0263         0.0529        0.0506        0.0545        0.0316         --
   Market Class* . . . . . . . . . . . . . . . .       0.0257         0.0519        0.0493            --            --         --
Dividends from net investment income
   Capital Class . . . . . . . . . . . . . . . .      (0.0275)       (0.0554)      (0.0531)      (0.0570)      (0.0480)   (0.0283)
   Liquidity Class . . . . . . . . . . . . . . .      (0.0268)       (0.0539)      (0.0516)      (0.0555)      (0.0471)   (0.0273)
   Adviser Class*. . . . . . . . . . . . . . . .      (0.0263)       (0.0529)      (0.0506)      (0.0545)      (0.0316)        --
   Market Class* . . . . . . . . . . . . . . . .      (0.0257)       (0.0519)      (0.0493)           --            --         --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period
   Capital Class . . . . . . . . . . . . . . . .  $      1.00    $      1.00    $     1.00    $     1.00    $     1.00   $   1.00
   Liquidity Class . . . . . . . . . . . . . . .         1.00           1.00          1.00          1.00          1.00       1.00
   Adviser Class*. . . . . . . . . . . . . . . .         1.00           1.00          1.00          1.00          1.00         --
   Market Class* . . . . . . . . . . . . . . . .         1.00           1.00          1.00            --            --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return++
   Capital Class . . . . . . . . . . . . . . . .         2.79%          5.70%         5.44%         5.84%         4.91%      2.87%
   Liquidity Class . . . . . . . . . . . . . . .         2.71%          5.53%         5.28%         5.70%         4.81%      2.77%
   Adviser Class*. . . . . . . . . . . . . . . .         2.66%          5.43%         5.19%         5.58%         3.20%        --
   Market Class* . . . . . . . . . . . . . . . .         2.60%          5.33%         5.04%           --            --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
   Net assets, end of period (000s)
      Capital Class. . . . . . . . . . . . . . .  $ 3,808,855    $ 3,051,559   $ 1,684,233    $  607,433    $  134,064  $ 109,852
      Liquidity Class. . . . . . . . . . . . . .    1,300,321      1,107,869       419,851        35,477             2     69,786
      Adviser Class* . . . . . . . . . . . . . .      810,617        672,417       247,551       397,809        47,682         --
      Market Class*. . . . . . . . . . . . . . .    1,163,002        649,503       333,000            --            --         --
Ratio of operating expenses to average
  net assets
      Capital Class. . . . . . . . . . . . . . .        0.20%+         0.20%**       0.20%         0.20%         0.29%      0.45%
      Liquidity Class. . . . . . . . . . . . . .        0.35%+         0.35%**       0.35%         0.35%         0.38%      0.55%
      Adviser Class* . . . . . . . . . . . . . .        0.45%+         0.45%**       0.45%         0.45%         0.54%+        --
      Market Class*. . . . . . . . . . . . . . .        0.57%+         0.55%**       0.55%+           --            --         --
Ratio of net investment income to average
  net assets
      Capital Class. . . . . . . . . . . . . . .        5.46%+         5.54%         5.32%         5.53%         4.96%      2.83%
      Liquidity Class. . . . . . . . . . . . . .        5.31%+         5.39%         5.17%         5.38%         4.87%      2.74%
      Adviser Class* . . . . . . . . . . . . . .        5.21%+         5.29%         5.07%         5.28%         4.71%+        --
      Market Class*. . . . . . . . . . . . . . .        5.09%+         5.19%         4.97%+           --            --         --
Ratio of operating expenses to average
  net assets without waivers
      Capital Class. . . . . . . . . . . . . . .        0.43%+         0.44%         0.45%         0.51%         0.52%      0.56%
      Liquidity Class. . . . . . . . . . . . . .        1.28%+         1.29%         0.60%         0.66%         0.61%      0.65%
      Adviser Class* . . . . . . . . . . . . . .        0.68%+         0.69%         0.70%         0.76%         0.77%+        --
      Market Class*. . . . . . . . . . . . . . .        0.88%+         0.89%         0.80%+           --            --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

   * The commencement dates of the Classes of Shares of the Portfolios were as follows:
      Nations Cash Reserves Adviser Class - September 22, 1994.
      Nations Cash Reserves Market Class - May 3, 1996.
   ** The effect of interest expense on the operating expense ratio was less than 0.01%
   +  Annualized.
   ++ Total return represents aggregate total return for the periods indicated.


                          SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                                NATIONS INSTITUTIONAL RESERVES
For a Share outstanding of each class of Treasury Reserves throughout each period

                                              SIX MONTHS
                                                ENDED           YEAR          PERIOD           YEAR        PERIOD         YEAR
                                              10/31/98          ENDED          ENDED          ENDED         ENDED         ENDED
                                             (UNAUDITED)       4/30/98        4/30/97        4/30/96       4/30/95       4/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period
   Capital Class . . . . . . . . . . . .    $     1.00     $      1.00    $      1.00    $      1.00    $      1.00    $     1.00
   Liquidity Class . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00          1.00
   Adviser Class*. . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00            --
   Market Class* . . . . . . . . . . . .          1.00            1.00           1.00             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
   Capital Class . . . . . . . . . . . .        0.0269          0.0541         0.0519         0.0556         0.0480        0.0298
   Liquidity Class . . . . . . . . . . .        0.0262          0.0526         0.0504         0.0541         0.0462        0.0263
   Adviser Class*. . . . . . . . . . . .        0.0257          0.0516         0.0494         0.0531         0.0308            --
   Market Class* . . . . . . . . . . . .        0.0251          0.0505         0.0481             --             --            --
Dividends from net investment income
   Capital Class . . . . . . . . . . . .       (0.0269)        (0.0541)       (0.0519)       (0.0556)       (0.0480)      (0.0298)
   Liquidity Class . . . . . . . . . . .       (0.0262)        (0.0526)       (0.0504)       (0.0541)       (0.0462)      (0.0263)
   Adviser Class*. . . . . . . . . . . .       (0.0257)        (0.0516)       (0.0494)       (0.0531)       (0.0308)           --
   Market Class* . . . . . . . . . . . .       (0.0251)        (0.0505)       (0.0481)            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period
   Capital Class . . . . . . . . . . . .    $     1.00     $      1.00    $      1.00    $      1.00    $      1.00    $     1.00
   Liquidity Class . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00          1.00
   Adviser Class*. . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00            --
   Market Class* . . . . . . . . . . . .          1.00            1.00             --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return++
   Capital Class . . . . . . . . . . . .         2.72%           5.55%          5.30%          5.71%          4.91%         3.02%
   Liquidity Class . . . . . . . . . . .         2.63%           5.38%          5.15%          5.57%          4.71%         2.67%
   Adviser Class*. . . . . . . . . . . .         2.58%           5.28%          5.06%          5.45%          3.11%            --
   Market Class* . . . . . . . . . . . .         2.53%           5.18%          4.92%             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/
  supplemental data:
   Net assets, end of period (000s)
      Capital Class. . . . . . . . . . .    $  466,959      $  246,058     $  468,975     $  304,342     $  251,694    $  338,504
      Liquidity Class. . . . . . . . . .       294,293         743,410         81,575         11,804            674        14,227
      Adviser Class* . . . . . . . . . .       345,679         222,760        154,256        175,691         55,762            --
      Market Class*. . . . . . . . . . .     1,110,932         265,495        123,396             --             --            --
Ratio of operating expenses to
  average net assets
      Capital Class. . . . . . . . . . .        0.20%+           0.20%          0.20%          0.20%          0.20%         0.20%
      Liquidity Class. . . . . . . . . .        0.35%+           0.35%          0.35%          0.35%          0.49%         0.55%
      Adviser Class* . . . . . . . . . .        0.45%+           0.45%          0.45%          0.45%          0.45%+          --
      Market Class*. . . . . . . . . . .        0.57%+           0.55%          0.55%+           --             --            --
Ratio of net investment income to
  average net assets
      Capital Class. . . . . . . . . . .        5.24%+           5.41%          5.20%          5.50%          4.79%         2.99%
      Liquidity Class. . . . . . . . . .        5.09%+           5.26%          5.05%          5.35%          4.50%         2.67%
      Adviser Class* . . . . . . . . . .        4.99%+           5.16%          4.95%          5.25%          4.54%+          --
      Market Class*. . . . . . . . . . .        4.86%+           5.06%          4.85%+           --             --            --
Ratio of operating expenses to
  average net assets without waivers
      Capital Class. . . . . . . . . . .        0.42%+           0.45%          0.46%          0.51%          0.50%         0.52%
      Liquidity Class. . . . . . . . . .        1.32%+           1.35%          0.61%          0.66%          0.79%         0.87%
      Adviser Class* . . . . . . . . . .        0.67%+           0.70%          0.71%          0.76%          0.75%+          --
      Market Class*. . . . . . . . . . .        0.87%+           0.90%          0.81%+           --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


   * The commencement dates of the Classes of Shares of the Portfolios were as follows:
      Nations Treasury Reserves Adviser Class - September 22, 1994.
      Nations Treasury Reserves Market Class - May 3, 1996.
   +  Annualized.
   ++ Total return represents aggregate total return for periods indicated.


                          SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                                NATIONS INSTITUTIONAL RESERVES

For a Share outstanding of each class of Government Reserves throughout each period.

                                             SIX MONTHS
                                                ENDED           YEAR          PERIOD         YEAR          PERIOD          YEAR
                                              10/31/98          ENDED          ENDED         ENDED          ENDED          ENDED
                                             (UNAUDITED)       4/30/98        4/30/97       4/30/96        4/30/95        4/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period
   Capital Class . . . . . . . . . . . .    $     1.00     $      1.00    $      1.00    $      1.00    $      1.00    $     1.00
   Liquidity Class . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00          1.00
   Adviser Class*. . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00            --
   Market Class* . . . . . . . . . . . .          1.00            1.00           1.00             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
   Capital Class . . . . . . . . . . . .        0.0269          0.0543         0.0520         0.0556         0.0463        0.0278
   Liquidity Class . . . . . . . . . . .        0.0262          0.0528         0.0505         0.0537         0.0453        0.0268
   Adviser Class*. . . . . . . . . . . .        0.0257          0.0518         0.0495         0.0527         0.0299            --
   Market Class* . . . . . . . . . . . .        0.0251          0.0508         0.0482             --             --            --
Dividends from net investment income
   Capital Class . . . . . . . . . . . .       (0.0269)        (0.0543)       (0.0520)       (0.0556)       (0.0463)      (0.0278)
   Liquidity Class . . . . . . . . . . .       (0.0262)        (0.0528)       (0.0505)       (0.0537)       (0.0453)      (0.0268)
   Adviser Class*. . . . . . . . . . . .       (0.0257)        (0.0518)       (0.0495)       (0.0527)       (0.0299)           --
   Market Class* . . . . . . . . . . . .       (0.0251)        (0.0508)       (0.0482)            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period
   Capital Class . . . . . . . . . . . .    $     1.00     $      1.00    $      1.00    $      1.00    $      1.00    $     1.00
   Liquidity Class . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00          1.00
   Adviser Class*. . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00            --
   Market Class* . . . . . . . . . . . .          1.00            1.00           1.00             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return++
   Capital Class . . . . . . . . . . . .          2.73%           5.57%          5.33%          5.71%          4.72%         2.82%
   Liquidity Class . . . . . . . . . . .          2.66%           5.40%          5.19%          5.51%          4.59%         2.71%
   Adviser Class*. . . . . . . . . . . .          2.61%           5.30%          5.07%          5.39%          3.04%           --
   Market Class* . . . . . . . . . . . .          2.54%           5.20%          4.93%            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/
   supplemental data:
   Net assets, end of period (000s)
      Capital Class. . . . . . . . . . .    $  160,300      $  190,607     $  125,377     $   58,121      $       2    $   10,819
      Liquidity Class. . . . . . . . . .        42,718          32,773          6,482            129              2       259,836
      Adviser Class* . . . . . . . . . .       115,769          70,164         24,845        108,168         99,246            --
      Market Class*. . . . . . . . . . .       327,000         274,499        218,499             --             --            --
Ratio of operating expenses to average
  net assets
      Capital Class. . . . . . . . . . .          0.20%+          0.20%          0.20%(a)       0.20%          0.32%         0.45%
      Liquidity Class. . . . . . . . . .          0.35%+          0.35%          0.35%(a)       0.35%          0.40%         0.55%
      Adviser Class* . . . . . . . . . .          0.45%+          0.45%          0.45%(a)       0.45%          0.57%+          --
      Market Class*. . . . . . . . . . .          0.57%+          0.55%          0.55%+(a)        --             --            --
Ratio of net investment income to average
  net assets
      Capital Class. . . . . . . . . . .          5.33%+          5.43%          5.22%          5.48%          4.35%         2.78%
      Liquidity Class. . . . . . . . . .          5.18%+          5.28%          5.07%          5.33%          4.27%         2.68%
      Adviser Class* . . . . . . . . . .          5.08%+          5.18%          4.97%          5.23%          4.10%+          --
      Market Class*. . . . . . . . . . .          4.96%+          5.08%          4.87%+           --             --            --
Ratio of operating expenses to average
  net assets
   without waivers
      Capital Class. . . . . . . . . . .          0.44%+          0.45%          0.49%(a)       0.53%          0.54%         0.51%
      Liquidity Class. . . . . . . . . .          1.29%+          1.30%          0.64%(a)       0.68%          0.62%         0.61%
      Adviser Class* . . . . . . . . . .          0.69%+          0.70%          0.74%(a)       0.78%          0.79%+          --
      Market Class*. . . . . . . . . . .          0.89%+          0.90%          0.84%+(a)        --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


     * The commencement dates of the Classes of Shares of the Portfolios were as follows:
          Nations Government Reserves Adviser Class - September 22, 1994. Nations Government Reserves Market Class - May 3, 1996.
     +    Annualized.
     ++   Total return represents aggregate total return for periods indicated.
     (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers, was less than 0.01%


                          SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                                NATIONS INSTITUTIONAL RESERVES

For a Share outstanding of each class of Municipal Reserves throughout each period.

                                             SIX MONTHS
                                                ENDED           YEAR          PERIOD          YEAR         PERIOD         YEAR
                                              10/31/98          ENDED          ENDED          ENDED         ENDED         ENDED
                                             (UNAUDITED)       4/30/98        4/30/97        4/30/96       4/30/95       4/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period
   Capital Class . . . . . . . . . . . .    $     1.00     $      1.00    $      1.00    $      1.00    $      1.00    $     1.00
   Liquidity Class . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00          1.00
   Adviser Class*. . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00            --
   Market Class* . . . . . . . . . . . .          1.00            1.00           1.00             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
   Capital Class . . . . . . . . . . . .        0.0170          0.0353         0.0337         0.0362         0.0313        0.0198
   Liquidity Class . . . . . . . . . . .        0.0162          0.0341         0.0323         0.0347         0.0304        0.0188
   Adviser Class*. . . . . . . . . . . .        0.0157          0.0332         0.0313         0.0337         0.0199            --
   Market Class* . . . . . . . . . . . .        0.0151          0.0318         0.0301             --             --            --
Dividends from net investment income
   Capital Class . . . . . . . . . . . .       (0.0170)        (0.0353)       (0.0337)       (0.0362)       (0.0313)      (0.0198)
   Liquidity Class . . . . . . . . . . .       (0.0162)        (0.0341)       (0.0323)       (0.0347)       (0.0304)      (0.0188)
   Adviser Class*. . . . . . . . . . . .       (0.0157)        (0.0332)       (0.0313)       (0.0337)       (0.0199)           --
   Market Class* . . . . . . . . . . . .       (0.0151)        (0.0318)       (0.0301)            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period
   Capital Class . . . . . . . . . . . .    $     1.00     $      1.00    $      1.00    $      1.00    $      1.00    $     1.00
   Liquidity Class . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00          1.00
   Adviser Class*. . . . . . . . . . . .          1.00            1.00           1.00           1.00           1.00            --
   Market Class* . . . . . . . . . . . .          1.00            1.00           1.00             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return++
   Capital Class . . . . . . . . . . . .          1.71%           3.61%          3.44%          3.70%          3.19%         2.00%
   Liquidity Class . . . . . . . . . . .          1.63%           3.43%          3.29%          3.52%          3.09%         1.90%
   Adviser Class*. . . . . . . . . . . .          1.58%           3.34%          3.19%          3.43%          2.02%           --
   Market Class* . . . . . . . . . . . .          1.52%           3.24%          3.06%            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
  data:
   Net assets, end of year (000s)
      Capital Class. . . . . . . . . . .    $  117,664         $74,251        $59,701        $48,482        $32,353       $35,698
      Liquidity Class. . . . . . . . . .        66,738          53,074         54,677          6,734          2,591        13,805
      Adviser Class* . . . . . . . . . .        49,969          29,936          7,296         55,511         64,123            --
      Market Class*. . . . . . . . . . .       140,999          92,000         78,300             --             --            --
Ratio of operating expenses to average
  net assets
      Capital Class. . . . . . . . . . .          0.20%+          0.20%**        0.35%          0.20%          0.23%         0.45%
      Liquidity Class. . . . . . . . . .          0.35%+          0.35%**        0.35%          0.35%          0.33%         0.55%
      Adviser Class* . . . . . . . . . .          0.45%+          0.45%**        0.45%          0.45%          0.48%+          --
      Market Class*. . . . . . . . . . .          0.57%+          0.55%**        0.35%+           --             --            --
Ratio of net investment income to average
  net assets
      Capital Class. . . . . . . . . . .          3.34%+          3.53%          3.38%          3.61%          3.36%         1.98%
      Liquidity Class. . . . . . . . . .          3.19%+          3.38%          3.23%          3.46%          3.26%         1.86%
      Adviser Class* . . . . . . . . . .          3.09%+          3.28%          3.13%          3.36%          3.11%+          --
      Market Class*. . . . . . . . . . .          2.97%+          3.18%          3.03%+           --             --            --
Ratio of operating expenses to average
  net assets without waivers
      Capital Class. . . . . . . . . . .          0.46%+          0.48%          0.52%          0.58%          0.59%         0.58%
      Liquidity Class. . . . . . . . . .          1.31%+          1.33%          0.67%          0.73%          0.69%         0.67%
      Adviser Class* . . . . . . . . . .          0.71%+          0.73%          0.77%          0.83%          0.84%+          --
      Market Class*. . . . . . . . . . .          0.91%+          0.93%          0.87%+           --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


     * The commencement dates of the Classes of Shares of the Portfolios were as follows:
          Nations Municipal Reserves Adviser Class - September 22, 1994. Nations Municipal Reserves Market Class - May 3, 1996.
     **   The effect of interest expense on the operating expense ratio was
          0.02%
     +    Annualized.
     ++   Total return represents aggregate total return for periods indicated.


                          SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                               NATIONS INSTITUTIONAL RESERVES

For a Share outstanding in each class of Money Market Reserves throughout each period.

                                               PERIOD
                                                ENDED          PERIOD           YEAR            YEAR          YEAR        YEAR
                                              10/31/98**        ENDED           ENDED           ENDED         ENDED       ENDED
                                             (UNAUDITED)      5/15/98***       11/30/97        11/30/96      11/30/95    11/30/94
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period
   Capital Class*. . . . . . . . . . . .    $     1.00     $      1.00    $      1.00    $      1.00    $      1.00    $     1.00
   Liquidity Class . . . . . . . . . . .          1.00              --             --             --             --            --
   Adviser Class . . . . . . . . . . . .          1.00              --             --             --             --            --
   Market Class. . . . . . . . . . . . .          1.00              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Net investment income
   Capital Class*. . . . . . . . . . . .        0.0249          0.0252         0.0545         0.0516         0.0561        0.0377
   Liquidity Class . . . . . . . . . . .        0.0122              --             --             --             --            --
   Adviser Class . . . . . . . . . . . .        0.0171              --             --             --             --            --
   Market Class. . . . . . . . . . . . .        0.0029              --             --             --             --            --
Dividends from net investment income
   Capital Class*. . . . . . . . . . . .       (0.0249)        (0.0252)       (0.0545)       (0.0516)       (0.0561)      (0.0377)
   Liquidity Class . . . . . . . . . . .       (0.0122)             --             --             --             --            --
   Adviser Class . . . . . . . . . . . .       (0.0171)             --             --             --             --            --
   Market Class. . . . . . . . . . . . .       (0.0029)             --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period
   Capital Class*. . . . . . . . . . . .    $     1.00     $      1.00    $      1.00    $      1.00    $      1.00    $     1.00
   Liquidity Class . . . . . . . . . . .          1.00              --             --             --             --            --
   Adviser Class . . . . . . . . . . . .          1.00              --             --             --             --            --
   Market Class. . . . . . . . . . . . .          1.00              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Return++
   Capital Class*. . . . . . . . . . . .          2.73%           2.55%          5.58%          5.29%          5.76%         3.83%
   Liquidity Class . . . . . . . . . . .          1.20%             --             --             --             --            --
   Adviser Class . . . . . . . . . . . .          1.72%             --             --             --             --            --
   Market Class. . . . . . . . . . . . .          0.29%             --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/
  supplemental data:
   Net assets, end of year (000s)
      Capital Class* . . . . . . . . . .      $190,743        $118,880       $177,908       $133,044       $131,089      $131,758
      Liquidity Class. . . . . . . . . .           607              --             --             --             --            --
      Adviser Class. . . . . . . . . . .         3,233              --             --             --             --            --
      Market Class . . . . . . . . . . .       934,993              --             --             --             --            --
Ratio of operating expenses to average
  net assets
      Capital Class* . . . . . . . . . .          0.20%(a)        0.20%(a)       0.20%          0.35%          0.40%         0.40%
      Liquidity Class. . . . . . . . . .          0.35%(a)          --             --             --             --            --
      Adviser Class. . . . . . . . . . .          0.45%(a)          --             --             --             --            --
      Market Class . . . . . . . . . . .          0.65%(a)          --             --             --             --            --
Ratio of net investment income to average
  net assets
      Capital Class* . . . . . . . . . .          5.21%(a)        5.54%(a)       5.45%          5.16%          5.60%         3.80%
      Liquidity Class. . . . . . . . . .          5.06%(a)          --             --             --             --            --
      Adviser Class. . . . . . . . . . .          4.96%(a)          --             --             --             --            --
      Market Class . . . . . . . . . . .          4.76%(a)          --             --             --             --            --
Ratio of operating expenses to average
  net assets without waivers
      Capital Class* . . . . . . . . . .          0.44%(a)        0.27%(a)       0.28%          0.35%          0.46%         0.44%
      Liquidity Class. . . . . . . . . .          1.29%(a)          --             --             --             --            --
      Adviser Class. . . . . . . . . . .          0.69%(a)          --             --             --             --            --
      Market Class . . . . . . . . . . .          0.89%(a)          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------


     * The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class shares as of May 16, 1998.
     ** Money Market Reserve Liquidity Class, Adviser Class and Market Class commenced operations on August 7, 1998, July 2, 1998 and October 9, 1998, respectively.
     ***  For the period from December 1, 1997 through May 15, 1998.
     ++ Total return represents aggregate total return for the periods indicated.
     (a)  Annualized.


                          SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         NATIONS INSTITUTIONAL RESERVES

NATIONS INSTITUTIONAL RESERVES (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At October 31, 1998, the Trust offered five portfolios:
Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations Money Market Reserves (individually, a "Portfolio", and collectively, the "Portfolios"). The Portfolios currently offer four classes of shares: Capital Class Shares, Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Each class of shares of a Portfolio has identical voting rights, except shareholders of a class have exclusive voting rights on matters that relate solely to that class.

1.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

     SECURITIES VALUATION -- Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

     REPURCHASE AGREEMENTS -- Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its right. The Portfolio's investment advisor and sub-advisor, acting under the supervision of the Board of Trustees, monitor the value of the collateral received, as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

     REVERSE REPURCHASE AGREEMENTS -- Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves may enter into reverse repurchase agreements with institutions that the Portfolios' investment advisor and sub-advisor have determined are credit worthy. Under the terms of a typical reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        NATIONS INSTITUTIONAL RESERVES


     At October 31, 1998, the Nations Treasury Reserves had reverse repurchase agreements outstanding as follows:

     Maturity Amount . . . . . . . . . . . . . . . .       $  277,113,000
     Maturity Date . . . . . . . . . . . . . . . . .             11/02/98
     Market Value of Assets Sold Under Agreements. .       $  270,000,000

     The average daily balance of reverse repurchase agreements outstanding by Nations Treasury Reserves during the six months ended October 31, 1998 was $196,966,000. Nations Cash Reserves and Nations Government Reserves did not enter into any reverse repurchase agreements during the six months ended October 31, 1998.

     The proceeds received by Nations Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the six months ended October 31, 1998, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $135,000 and have been included in interest income in the Statement of Operations.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- It is the policy of each Portfolio to declare dividends daily from net investment income and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     FEDERAL INCOME TAX -- Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

     EXPENSES -- General expenses of the Trust are allocated to the relevant Portfolios based upon relative net assets. Operating expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio's or class's operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

     CASH FLOW INFORMATION -- Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Net Assets and represents cash on hand at custodian banks. The Trust issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        NATIONS INSTITUTIONAL RESERVES

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust has, on behalf of its Portfolios, entered into an investment advisory agreement with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Portfolios and is entitled to receive a fee which is calculated daily and paid monthly equal to 0.30%, on an annualized basis, of the average daily net assets of each Portfolio.

The Trust has, on behalf of its Portfolios, entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.033% of each Portfolio's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the investment portfolios of the Trust. For the six months ended October 31, 1998, Stephens earned $478,000, net of waivers, from the Portfolios for its administration services.

The investment advisor, sub-advisor and administrator may, from time to time, reduce their fees payable by each Portfolio. For the six months ended October 31, 1998, the fees waived were as follows:


                                             FEES WAIVED BY      FEES WAIVED BY
                                            INVESTMENT ADVISOR   ADMINISTRATOR
                                            ------------------   -------------
Nations Cash Reserves. . . . . . . . . . .     $  4,521,000       $2,926,000
Nations Treasury Reserves. . . . . . . . .        1,248,000          829,000
Nations Government Reserves. . . . . . . .          412,000          250,000
Nations Municipal Reserves . . . . . . . .          264,000          136,000
Nations Money Market Reserves. . . . . . .          202,000          115,000

NationsBank of Texas, N.A. ("NationsBank of Texas"), served as the custodian for the Trust's assets until it merged with NationsBank on May 6, 1998. NationsBank began serving as custodian for the Trusts' assets on that date and provided the same services as were previously provided by NationsBank of Texas. For the six months ended October 31, 1998, NationsBank of Texas and NationsBank earned less than $500 and $14,000 respectively, for providing such services.

Prior to October 19, 1998, The Bank of New York ("BNY"), pursuant to an agreement with each of the Portfolios and NationsBank, served as sub-custodian for the Portfolios. Effective October 19, 1998, BNY began serving as the custodian for the Trusts' assets and is providing the same services as were previously provided by NationsBank. There is no longer a sub-custodian for the Trust.

First Data also serves as the transfer agent for the Portfolios' shares. NationsBank of Texas served as the sub-transfer agent for the Capital Class Shares of the Portfolios until it merged with NationsBank on May 6, 1998. NationsBank began serving as sub-transfer agent for the Capital Class Shares of the Portfolios on that date and provides the same services as were previously provided by NationsBank of Texas. For the six months ended October 31, 1998, NationsBank of Texas and NationsBank earned less than $500 and $11,000 respectively, for providing such services. Stephens also served as distributor of the Portfolios' shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         NATIONS INSTITUTIONAL RESERVES


The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of Nations Fund, Inc. The expenses for the deferred compensation and retirement plans is included in the "Trustees' fees and expenses" line of the Statements of Operations.

Certain other affiliated Nations Funds, advised by NBAI, have made daily investments of cash balances in Nations Cash Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. At October 31, 1998, approximately 3.0% of the net assets of the Nations Cash Reserves was held by other affiliated Nations Funds.

On September 30, 1998, NationsBank Corporation, the parent of NationsBank, merged with BankAmerica Corporation.

3.   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Liquidity Class Shares ("Liquidity Class Shares Plan") and the Market Class Shares ("Market Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, the Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with the distribution of Liquidity Class Shares up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, the Trust may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Market Class Shares up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Currently, the Trust is not reimbursing Stephens for any portion of such expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of Nations Cash Reserves, Nations Government Reserves, and Nations Municipal Reserves and 0.35% of the average daily net assets of the Liquidity Class Shares of Nations Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing agreements, that provide administrative and/or distribution services to Liquidity Class Shares shareholders.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class Shares, Adviser Class Shares and Market Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with the Trust for certain shareholder support services that are provided by the servicing agents to holders of Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Payments under the Servicing Plans are accrued daily and paid monthly at rates that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Liquidity Class Shares, Adviser Class Shares and Market Class Shares, respectively, of the Portfolios. Fees paid pursuant to the Servicing Plans are charged as expenses of Liquidity Class Shares, Adviser Class Shares and Market Class Shares, respectively, as accrued.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         NATIONS INSTITUTIONAL RESERVES


For the six months ended October 31, 1998, the effective annualized rates paid by the Portfolios, as a percentage of average daily net assets, pursuant to the plans are as follows:

                                      LIQUIDITY   ADVISER              MARKET
                                        CLASS      CLASS    MARKET     CLASS
                                       SHARES     SHARES     CLASS     SHARES
                                     SERVICING   SERVICING  SHARES    SERVICING
     PORTFOLIO                          PLAN       PLAN      PLAN       PLAN
     -----------------------------    --------   ---------  -------   ---------
     Nations Cash Reserves             0.15%      0.25%     0.20%*     0.25%
     Nations Treasury Reserves         0.15%      0.25%     0.20%*     0.25%
     Nations Government Reserves       0.15%      0.25%     0.20%*     0.25%
     Nations Municipal Reserves        0.15%      0.25%     0.20%*     0.25%
     Nations Money Market Reserves     0.15%      0.25%     0.20%*     0.25%

A substantial portion of the fees paid pursuant to the plans described above are paid to NationsBank and its affiliates.

* Reflects an increase in the Market Class Shares Plan from 0.10%, effective October 1, 1998.

4.   SHARES OF BENEFICIAL INTEREST.

At October 31, 1998, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any shares authorized, but not issued, into one or more additional classes or series of shares. Since the Portfolios have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions. Changes in capital stock for each Portfolio were as follows (amounts in thousands):

                                                             SIX MONTHS ENDED     YEAR ENDED
                                                             OCTOBER 31, 1998   APRIL 30, 1998
                                                             ----------------   --------------
NATIONS CASH RESERVES:
  Capital Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .    $ 17,646,112       $ 27,029,346
     Issued as reinvestment of dividends . . . . . . . . . .          36,407             64,512
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .     (16,925,213)       (25,726,549)
                                                                ------------       ------------
     Net increase/(decrease) . . . . . . . . . . . . . . . .    $    757,306       $  1,367,309
                                                                ------------       ------------
  Liquidity Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .    $  4,974,485       $  8,183,907
     Issued as reinvestment of dividends . . . . . . . . . .          22,391             18,291
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .      (4,804,421)        (7,514,186)
                                                                ------------       ------------
     Net increase/(decrease) . . . . . . . . . . . . . . . .    $    192,455       $    688,012
                                                                ------------       ------------
  Adviser Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .    $  2,086,577       $  3,993,186
     Issued as reinvestment of dividends . . . . . . . . . .          17,553             20,314
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .      (1,965,927)        (3,588,638)
                                                                ------------       ------------
     Net increase/(decrease) . . . . . . . . . . . . . . . .    $    138,203       $    424,862
                                                                ------------       ------------
  Market Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .    $  1,085,500       $  1,504,300
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .        (572,000)        (1,187,800)
                                                                ------------       ------------
     Net increase/(decrease) . . . . . . . . . . . . . . . .    $    513,500       $    316,500
                                                                ------------       ------------
       Total Increase/(decrease) . . . . . . . . . . . . . .    $  1,601,464       $  2,796,683
                                                                ------------       ------------
                                                                ------------       ------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         NATIONS INSTITUTIONAL RESERVES

                                                             SIX MONTHS ENDED     YEAR ENDED
                                                             OCTOBER 31, 1998   APRIL 30, 1998
                                                             ----------------   --------------
NATIONS TREASURY RESERVES:
  Capital Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,266,570        $ 1,816,628
     Issued in exchange for net assets of
         Emerald Treasury Advantage Fund (Note 9). . . . . .        144,375                 --
     Issued as reinvestment of dividends . . . . . . . . . .          4,941              4,525
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .     (1,195,066)        (2,044,082)
                                                                -----------        -----------
     Net increase/(decrease) . . . . . . . . . . . . . . .      $   220,820        $  (222,929)
                                                                -----------        -----------
  Liquidity Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,434,366        $ 2,905,975
     Issued as reinvestment of dividends . . . . . . . . . .          2,703             10,849
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .     (1,886,182)        (2,254,978)
                                                                -----------        -----------
     Net increase/(decrease) . . . . . . . . . . . . . . . .    $  (449,113)       $   661,846
                                                                -----------        -----------
  Adviser Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,501,972        $ 2,542,456
     Issued as reinvestment of dividends . . . . . . . . . .          2,916              9,722
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .     (1,381,953)        (2,483,674)
                                                                -----------        -----------
     Net increase/(decrease) . . . . . . . . . . . . . . . .    $   122,935        $    68,504
                                                                -----------        -----------
  Market Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,240,800        $   903,800
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .       (395,300)          (761,700)
     Net increase/(decrease) . . . . . . . . . . . . . . . .    $   845,500        $   142,100
                                                                -----------        -----------
       Total Increase/(decrease) . . . . . . . . . . . . . .    $   740,142        $   649,521
                                                                -----------        -----------
                                                                -----------        -----------

                                                             SIX MONTHS ENDED     YEAR ENDED
                                                             OCTOBER 31, 1998   APRIL 30, 1998
                                                             ----------------   --------------

NATIONS GOVERNMENT RESERVES:
  Capital Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .     $  661,191         1,207,038
     Issued as reinvestment of dividends . . . . . . . . . .          3,501             6,640
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .       (694,999)       (1,148,448)
                                                                 ----------       -----------
     Net increase/(decrease) . . . . . . . . . . . . . . . .     $  (30,307)      $    65,230
                                                                 ----------       -----------

  Liquidity Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .     $  262,693       $   655,655
     Issued as reinvestment of dividends . . . . . . . . . .            817             1,718
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .       (253,564)         (631,082)
                                                                 ----------       -----------
     Net increase/(decrease) . . . . . . . . . . . . . . . .     $    9,946       $    26,291
                                                                 ----------       -----------

  Adviser Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .     $  335,526       $   392,891
     Issued as reinvestment of dividends . . . . . . . . . .          1,765             1,934
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .       (291,686)         (349,506)
                                                                 ----------       -----------
     Net increase/(decrease) . . . . . . . . . . . . . . . .     $   45,605       $    45,319
                                                                 ----------       -----------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)       NATIONS INSTITUTIONAL RESERVES


                                                             SIX MONTHS ENDED     YEAR ENDED
                                                             OCTOBER 31, 1998   APRIL 30, 1998
                                                             ----------------   --------------
NATIONS GOVERNMENT RESERVES (CONTINUED):
  Market Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . .     $  312,300       $  799,150
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . .       (259,800)        (743,150)
                                                                 ----------       ----------
     Net increase/(decrease) . . . . . . . . . . . . . . . .     $   52,500       $   56,000
                                                                 ----------       ----------
       Total Increase/(decrease) . . . . . . . . . . . . . .     $   77,744       $  192,840
                                                                 ----------       ----------
                                                                 ----------       ----------

                                                             SIX MONTHS ENDED     YEAR ENDED
                                                             OCTOBER 31, 1998   APRIL 30, 1998
                                                             ----------------   --------------
NATIONS MUNICIPAL RESERVES:
  Capital Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . . .   $  160,565       $  344,665
     Issued as reinvestment of dividends . . . . . . . . . . .          193              195
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . . .     (117,345)        (330,310)
                                                                 ----------       ----------
     Net increase/(decrease) . . . . . . . . . . . . . . . . .   $   43,413       $   14,550
                                                                 ----------       ----------
  Liquidity Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . . .   $  178,931       $  702,167
     Issued as reinvestment of dividends . . . . . . . . . . .          393            1,606
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . . .     (165,660)        (705,376)
                                                                 ----------       ----------
     Net increase/(decrease) . . . . . . . . . . . . . . . . .   $   13,664       $   (1,603)
                                                                 ----------       ----------

  Adviser Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . . .   $  166,807       $  275,459
     Issued as reinvestment of dividends . . . . . . . . . . .          288              875
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . . .     (147,061)        (253,694)
                                                                 ----------       ----------
     Net increase/(decrease) . . . . . . . . . . . . . . . . .   $   20,034       $   22,640
                                                                 ----------       ----------

  Market Class Shares:
     Sold. . . . . . . . . . . . . . . . . . . . . . . . . . .   $  160,070       $  326,000
     Redeemed. . . . . . . . . . . . . . . . . . . . . . . . .     (111,070)        (312,300)
     Net increase/(decrease) . . . . . . . . . . . . . . . . .   $   49,000       $   13,700
       Total Increase/(decrease) . . . . . . . . . . . . . . .   $  126,111       $   49,287
                                                                 ----------       ----------
                                                                 ----------       ----------

                                                                   PERIOD ENDED      PERIOD ENDED       YEAR ENDED
                                                                 OCTOBER 31, 1998    MAY 15, 1998*   NOVEMBER 30, 1997*
                                                                 ----------------    -------------   ------------------
NATIONS MONEY MARKET RESERVES:
   Capital Class Shares:
      Sold . . . . . . . . . . . . . . . . . . . . . . . . . .     $   467,039       $  188,673          $  386,649
      Issued as reinvestment of dividends. . . . . . . . . . .             252               --                  --
      Redeemed . . . . . . . . . . . . . . . . . . . . . . . .        (395,436)        (247,701)           (341,785)
                                                                   -----------       ----------          ----------
      Net ncrease/(decrease). . . . . . . . . . . . . . . . .      $    71,855       $  (59,028)         $   44,864
                                                                   -----------       ----------          ----------
   Liquidity Class Shares:
      Sold . . . . . . . . . . . . . . . . . . . . . . . . . .     $     8,201       $       --          $       --
      Issued as reinvestment of dividends. . . . . . . . . . .              12               --                  --

      Redeemed . . . . . . . . . . . . . . . . . . . . . . . .          (7,606)              --                  --
                                                                   -----------       ----------          ----------
      Net increase/(decrease). . . . . . . . . . . . . . . . .     $       607       $       --          $       --
                                                                   -----------       ----------          ----------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                                            NATIONS INSTITUTIONAL RESERVES

                                                               PERIOD ENDED      PERIOD ENDED       YEAR ENDED
                                                             OCTOBER 31, 1998    MAY 15, 1998*   NOVEMBER 30, 1997*
                                                             ----------------    -------------   ------------------
NATIONS MONEY MARKET RESERVES (CONTINUED):
   Adviser Class Shares:
      Sold . . . . . . . . . . . . . . . . . . . . . . . . . . $     61,737     $         --      $        --
      Issued as reinvestment of dividends. . . . . . . . . . .           --               --               --
      Redeemed . . . . . . . . . . . . . . . . . . . . . . . .      (58,504)              --               --
                                                               ------------     -------------     ------------
      Net increase/(decrease). . . . . . . . . . . . . . . . . $      3,233     $         --      $        --
                                                               ------------     -------------     ------------
   Market Class Shares:
      Sold . . . . . . . . . . . . . . . . . . . . . . . . . . $  1,200,000     $         --      $
      Issued as reinvestment of dividends. . . . . . . . . . .           --               --               --
      Redeemed . . . . . . . . . . . . . . . . . . . . . . . .     (265,000)              --               --
                                                               ------------     -------------     ------------
      Net increase/(decrease). . . . . . . . . . . . . . . . . $    935,000     $         --      $        --
                                                               ------------     -------------     ------------
        Total Increase/(decrease). . . . . . . . . . . . . . . $  1,010,695     $    (59,028)     $    44,864
                                                               ------------     -------------     ------------
                                                               ------------     -------------     ------------


* Reflects financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Nations Money Market Reserves on May 22, 1998.

5.   RESTRICTED SECURITIES

     The following securities of Nations Cash Reserves are illiquid and restricted as to the resale and, accordingly, are valued at fair market value in good faith by or under the direction of the Trust's Board of Trustees taking into consideration such factors as the Board deems appropriate.

     The following table summarizes illiquid restricted securities outstanding at October 31, 1998.


                                    ACQUISITION      PAR          VALUE             FAIR        PERCENTAGE        COST AT
     SECURITY                          DATE         VALUE        PER UNIT           VALUE      OF NET ASSETS      10/31/98
-----------------------------------------------------------------------------------------------------------------------------
Commonwealth Life
    Insurance Co.
    5.530% 11/02/98+                 02/05/98   $75,000,000     $  1.00        $  75,000,000        1.1%      $  75,000,000
Jackson National Life
    Insurance Co.
    5.650% 04/29/99#                 01/02/98    50,000,000        1.00           50,000,000        0.7          50,000,000
Jackson National Life
    Insurance Co.
    5.410% 01/01/99+                 12/14/97    50,000,000        1.00           50,000,000        0.7          50,000,000
Peoples Security Life
    Insurance Co.
    5.450% 04/29/99#                 05/09/98    25,000,000        1.00           25,000,000        0.4          25,000,000
Travelers Insurance
    Company
    5.645% 01/14/99+                 07/31/98    50,000,000        1.00           50,000,000        0.7          50,000,000
Travelers Insurance
    Company
    5.368% 11/02/98+                 10/14/98    50,000,000        1.00           50,000,000        0.7          50,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                               $ 300,000,000        4.3%      $ 300,000,000
-----------------------------------------------------------------------------------------------------------------------------

     #    Put Date
     +    Reset Date


Certain securities are subject to legal restrictions that may make them difficult to sell. No Portfolio will invest in more than 10% of the value of its assets in such illiquid securities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         NATIONS INSTITUTIONAL RESERVES


The following security of Nations Cash Reserves is restricted as to resale: however, at October 31, 1998, this security was considered liquid due to its put feature, which allows the Portfolio to put the security back to the issuer upon seven calendar days notice.

                                ACQUISITION        PAR            VALUE            FAIR         PERCENTAGE      COST AT
     SECURITY                      DATE           VALUE          PER UNIT          VALUE       OF NET ASSETS    10/31/98
---------------------------------------------------------------------------------------------------------------------------
    New York Life
        Insurance Co.
        5.292% 11/07/98#         11/17/97     $ 100,000,000      $ 1.00        $ 100,000,000        1.4%      $ 100,000,000
---------------------------------------------------------------------------------------------------------------------------

     #    Put Date

6.   LINE OF CREDIT

The Trust participates in an uncommitted line of credit provided by BNY under a line of credit agreement dated July 10, 1998 (the "Agreement"). Advances under the Agreement may be made primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal funds rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Portfolio maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended October 31, 1998, there were no borrowings by the Portfolios under the Agreement.

7.   CAPITAL LOSS CARRYFORWARD.

At October 31, 1998 , the Portfolios had available for Federal income tax purposes the following unused capital losses expiring April 30 of the following years:

                               2002          2003       2004          2005
                             --------      --------   --------      --------
Nations Treasury Reserves    $  9,000      $  3,000         --      $ 15,000
Nations Government Reserves        --            --     $   0*            --
Nations Municipal Reserves         --         1,000         --            --

* Represents less than $500.

8.   PRINCIPAL SHAREHOLDERS

At October 31, 1998, there were no shareholders in any Portfolio holding more than 10% of shares outstanding of that portfolio.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        NATIONS INSTITUTIONAL RESERVES

9.   REORGANIZATIONS

On May 15, 1998, Treasury Reserves (the "Acquiring Portfolio") acquired the assets and liabilities of the Emerald Treasury Advantage Fund (the "Acquired Fund") in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to an agreement and plan of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Portfolio is presented in note 4. The total net assets, as of the reorganization date, of the Acquired Fund and Acquiring Portfolio prior to Acquisition, and the Acquiring Portfolio after acquisition were $144,375,000, $1,630,778,000, and $1,775,153,000, respectively.

On May 22, 1998, Money Market Reserves, a newly established Portfolio, acquired the assets and certain liabilities of the Emerald Prime Advantage Institutional Fund, pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of Money Market Reserves in an amount equal to the value of the outstanding shares of the Emerald Prime Advantage Institutional Fund. The financial statements of Money Market Reserves reflect the historical financial results of the Emerald Prime Advantage Institutional Fund prior to the reorganization. Additionally, the fiscal year-end of the Emerald Prime Advantange Institutional Fund for reporting purposes was changed to coincide with that of the Trust.

10.  SUBSEQUENT EVENT

On November 5, 1998, the Board of Trustees approved changes in the Portfolios' administration arrangements whereby NBAI and Stephens will each serve as co-administrators for the Portfolios and BNY will serve as sub-administrator.